Delaware Life

Variable Account G

Financial Statements as of and for the Year Ended December 31, 2025 and

Report of Independent Registered Public Accounting Firm

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

Index

December 31, 2025

Page(s)

Report of Independent Registered Public Accounting Firm	1-6

Financial Statements

Statement of Assets and Liabilities	7-13

Statement of Operations	14-53

Statements of Changes in Net Assets	54-115

Notes to the Financial Statements	116-149

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company and Contract Owners of Delaware Life Variable Account G:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the sub-accounts listed in the Appendix that comprise Delaware Life Variable Account G (the Sub-Accounts), as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2025, the results of their operations for the year then ended, and the changes in their net assets for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Sub-Accounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Sub-Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the transfer agents of the underlying mutual funds; when replies were not received from the transfer agents, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Delaware Life Insurance Company separate account investment companies since 2021.

Boston, Massachusetts

April 23, 2026

Appendix

Unless noted otherwise, statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and statements of changes in net assets for each of the years in the two-year period then ended.

AB VPS Sustainable Global Thematic Portfolio (Class B) Sub-Account (A70)

AB VPS Relative Value Portfolio (Class B) Sub-Account (A71)

AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2) (1)

AB VPS International Value Portfolio (Class A) Sub-Account (IVP)

AB VPS Small Cap Growth Portfolio (Class B) Sub-Account (A19)

AB VPS Discovery Value Portfolio (Class A) Sub-Account (ASM)

Alger Mid Cap Growth Portfolio I-2 Sub-Account (A54)

Alger Small Cap Growth Portfolio I-2 Sub-Account (A51)

American Funds Insurance Series Washington Mutual Investors Fund Class 2 Sub-Account (308)

American Funds Insurance Series The Bond Fund of America Class 2 Sub-Account (301)

American Funds Insurance Series Global Growth Fund Class 2 Sub-Account (304)

American Funds Insurance Series Capital World Growth and Income Fund Class 2 Sub-Account (309)

American Funds Insurance Series Global Small Capitalization Fund Class 2 Sub-Account (306)

American Funds Insurance Series Growth Fund Class 2 Sub-Account (303)

American Funds Insurance Series Growth Income Fund Class 2 Sub-Account (302)

American Funds Insurance Series American High-Income Trust Class 2 Sub-Account (305)

American Funds Insurance Series International Fund Class 2 Sub-Account (300)

BlackRock Global Allocation V.I. Fund (Class I) Sub-Account (BLG)

BlackRock Advantage SMID Cap V.I. Fund (Class I) Sub-Account (MSV)

CTIVP – Principal Large Cap Growth Fund Class 1 Sub-Account (C89) (2)

Columbia Variable Portfolio - Overseas Core Fund Class 2 Sub-Account (C58)

LVIP Nomura U.S. REIT Fund Standard Class Sub-Account (DRS) (3)

Nomura VIP Small Cap Value Series Standard Class Sub-Account (DSV) (4)

LVIP Nomura SMID Cap Core Fund Standard Class Sub-Account (D37) (5)

DWS CROCI U.S. VIP Class A Sub-Account (001)

DWS Small Cap Index VIP Class A Sub-Account (SSI)

DWS Small Cap Index VIP Class B Sub-Account (D55)

DWS Small Mid Cap Value VIP Class A Sub-Account (S61)

BNY Mellon Investment Portfolios: MidCap Stock Portfolio, Initial Shares Sub-Account (D18)

BNY Mellon Investment Portfolios: Technology Growth Portfolio, Initial Shares Sub-Account (DTG)

BNY Mellon Stock Index Fund Inc., Initial Shares Sub-Account (DSI)

BNY Mellon Variable Investment Fund: Appreciation Portfolio, Initial Shares Sub-Account (DCA)

BNY Mellon Variable Investment Fund: Small Cap Portfolio, Initial Shares Sub-Account (DSC) (6)

BNY Mellon Variable Investment Fund: Growth and Income Portfolio, Initial Shares Sub-Account (DGI)

Fidelity VIP Balanced I Class Sub-Account (FVI)

Fidelity VIP Contrafund Portfolio (Initial Class) Sub-Account (FCN)

Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24)

Fidelity VIP Equity-Income Portfolio (Initial Class) Sub-Account (FEI)

Fidelity VIP Freedom 2015 Portfolio (Initial Class) Sub-Account (FF1)

Fidelity VIP Freedom 2020 Portfolio (Initial Class) Sub-Account (FF2)

Fidelity VIP Freedom 2030 Portfolio (Initial Class) Sub-Account (FF3)

Fidelity VIP Growth & Income Portfolio (Initial Class) Sub-Account (FVG)

Fidelity VIP Growth Portfolio (Initial Class) Sub-Account (FGP)

Fidelity VIP Growth Portfolio (Service Class 2) Sub-Account (F99)

Fidelity VIP High Income Portfolio (Initial Class) Sub-Account (FHI)

Fidelity VIP Index 500 Portfolio (Initial Class) Sub-Account (FIP)

Fidelity VIP Investment Grade Bond Portfolio (Initial Class) Sub-Account (FIG)

Fidelity VIP Mid Cap Portfolio (Initial Class) Sub-Account (FMC)

Fidelity VIP Government Money Market Portfolio (Service Class) Sub-Account (FM8)

Fidelity VIP Overseas Portfolio (Initial Class) Sub-Account (FOF)

Fidelity VIP Overseas Portfolio (Service Class 2) Sub-Account (F91)

First Eagle Overseas Variable Fund Sub-Account (FE3)

Franklin Templeton Foreign VIP Fund Class 1 Sub-Account (TFS)

Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20)

Franklin Templeton Growth VIP Fund Class 1 Sub-Account (TSF)

Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56)

Franklin Templeton Mutual Shares VIP Fund Class 1 Sub-Account (FSS) (7)

Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1 Sub-Account (FSC)

Franklin Templeton VIP Global Real Estate Fund (Class 1) Sub-Account (FRE)

Goldman Sachs VIT U.S Equity Insights Fund I Class Sub-Account (G31)

Invesco V.I. American Franchise Fund Series I Sub-Account (V15)

Invesco V.I. Comstock Fund Series I Sub-Account (VCP)

Invesco V.I. Core Equity Fund I Sub-Account (A39)

Invesco V.I. Growth and Income Fund Series I Sub-Account (IB1)

Invesco V.I. EQV International Equity Fund Series I Sub-Account (A21)

Invesco V.I. Main Street Mid Cap Fund - Series I Sub-Account (A22)

Invesco V.I. Small Cap Equity Fund I Sub-Account (I76)

Janus Henderson VIT Mid Cap Value Portfolio Institutional Class Sub-Account (MVP)

LVIP JPMorgan Core Bond Fund Standard Class Sub-Account (JM7)

LVIP JPMorgan Small Cap Core Fund Standard Class Sub-Account (J43)

LVIP JPMorgan U.S. Equity Fund Standard Class Sub-Account (J32)

Lazard Retirement Emerging Markets Equity Portfolio Investor Class Sub-Account (LRI)

MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8)

MFS VIT Total Return Series Initial Class Sub-Account (M07)

MFS VIT Total Return Series Service Class Sub-Account (M35)

MFS VIT I Growth Series Initial Class Sub-Account (M31) (8)

MFS VIT I Growth Series Service Class Sub-Account (M80)

MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1)

MFS VIT I Mid Cap Growth Series Service Class Sub-Account (M41)

MFS VIT I New Discovery Series Service Class Sub-Account (M42)

MFS VIT I Total Return Bond Series Initial Class Sub-Account (M06)

MFS VIT I Research Series Initial Class Sub-Account (M33)

MFS VIT I Utilities Series Initial Class Sub-Account (M44)

MFS VIT I Utilities Series Service Class Sub-Account (M40)

MFS VIT I Value Series Initial Class Sub-Account (M83)

MFS VIT I Value Series Service Class Sub-Account (M08)

MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6) (7)

MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7)

MFS VIT II Corporate Bond Portfolio I Class Sub-Account (MC0)

MFS VIT II Corporate Bond Portfolio S Class Sub-Account (MA0)

MFS VIT II Core Equity Portfolio S Class Sub-Account (MC1)

MFS VIT II Emerging Markets Equity Portfolio I Class Sub-Account (MC3)

MFS VIT II Global Growth Portfolio I Class Sub-Account (MC6)

MFS VIT II Global Research Portfolio S Class Sub-Account (MC9)

MFS VIT II Government Securities Portfolio I Class Sub-Account (M96)

MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2)

MFS VIT II High Yield Portfolio I Class Sub-Account (MA6)

MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3)

MFS VIT II International Growth Portfolio I Class Sub-Account (M97)

MFS VIT II International Growth Portfolio S Class Sub-Account (MD5)

MFS VIT II International Intrinsic Value Portfolio Initial Class Sub-Account (M98)

MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6)

MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3)

MFS VIT II Research International Portfolio I Class Sub-Account (ME2)

MFS VIT II Income Portfolio S Class Sub-Account (MA7)

MFS VIT III Blended Research Small Cap Equity Portfolio Initial Class Sub-Account (MB8)

MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6)

MFS VIT III Limited Maturity Portfolio Initial Class Sub-Account (MF2)

MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3)

Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio Class I Sub-Account (VMG)

Neuberger Berman AMT Mid-Cap Growth Portfolio Class I Sub-Account (NMC)

Neuberger Berman AMT Quality Equity Portfolio Class I Sub-Account (NSE) (9)

Invesco V.I. Discovery Large Cap Fund-Series I Sub-Account (O01) (10)

Invesco V.I. Discovery Mid Cap Growth Fund, Series I Sub-Account (O00)

Invesco V.I. Global Fund, Series I Sub-Account (OGS)

Invesco V.I. Main Street Small Cap Fund, Series I Sub-Account (OSC)

PIMCO VIT CommodityRealReturnTM Strategy Portfolio Admin Class Sub-Account (P10)

PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8)

PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06)

PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07)

Royce Capital Fund - Small-Cap Portfolio Investment Class Sub-Account (SCP)

Rydex VT Nasdaq-100 Fund Sub-Account (R03) (7)

T. Rowe Price Blue Chip Growth Portfolio Sub-Account (307)

T. Rowe Price Equity Income Portfolio Sub-Account (REI)

T. Rowe Price All-Cap Opportunities Portfolio Sub-Account (RNA)

Columbia Variable Portfolio - Acorn Fund Sub-Account (W42) (11)

(1) Statement of assets and liabilities as of December 31, 2025, statement of changes in net assets for the year ended December 31, 2025, and statement of changes in net assets for the period January 1, 2024 to April 15, 2024.

(2) Formerly CTIVP - Loomis Sayles Growth Fund Class 1 Sub-Account.

(3) Formerly LVIP Macquarie U.S. REIT Fund Standard Class Sub-Account.

(4) Formerly Macquarie VIP Small Cap Value Series Standard Class Sub-Account.

(5) Formerly LVIP Macquarie SMID Cap Core Fund Standard Class Sub-Account.

(6) Formerly BNY Mellon Variable Investment Fund: Opportunistic Small Cap Portfolio, Initial Shares Sub-Account.

(7) Statement of assets and liabilities as of December 31, 2025.

(8) Statement of assets and liabilities as of December 31, 2025 and statements of changes in net assets for the year ended December 31, 2025 and 2024.

(9) Formerly Neuberger Berman AMT Sustainable Equity Portfolio Class I Sub-Account.

(10) Formerly Invesco V.I. Capital Appreciation Fund, Series I Sub-Account.

(11) Formerly Wanger Acorn Sub-Account.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

		Assets
	Shares	Cost	Investments at Fair value	Total Assets	Net Assets
AB VPS Sustainable Global Thematic Portfolio (Class B) Sub-Account (A70)	1.00	$15	$15	$15	$15
AB VPS Relative Value Portfolio (Class B) Sub-Account (A71)	43,273	1,307,314	1,334,969	1,334,969	1,334,969
AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2) [4]	—	—	—	—	—
AB VPS International Value Portfolio (Class A) Sub-Account (IVP)	394	5,935	8,241	8,241	8,241
AB VPS Small Cap Growth Portfolio (Class B) Sub-Account (A19)	26,619	311,129	262,460	262,460	262,460
AB VPS Discovery Value Portfolio (Class A) Sub-Account (ASM)	71	1,140	1,170	1,170	1,170
Alger Mid Cap Growth Portfolio I-2 Sub-Account (A54)	32,427	600,091	772,400	772,400	772,400
Alger Small Cap Growth Portfolio I-2 Sub-Account (A51)	29,381	568,206	547,655	547,655	547,655
American Funds Insurance Series Washington Mutual Investors Fund Class 2 Sub-Account (308)	274,764	4,004,172	4,888,057	4,888,057	4,888,057
American Funds Insurance Series The Bond Fund of America Class 2 Sub-Account (301)	549,718	5,356,003	5,150,853	5,150,853	5,150,853
American Funds Insurance Series Global Growth Fund Class 2 Sub-Account (304)	18,016	650,375	686,605	686,605	686,605
American Funds Insurance Series Capital World Growth and Income Fund Class 2 Sub-Account (309)	1,710	24,863	31,428	31,428	31,428
American Funds Insurance Series Global Small Capitalization Fund Class 2 Sub-Account (306)	31,225	645,757	594,521	594,521	594,521
American Funds Insurance Series Growth Fund Class 2 Sub-Account (303)	1,901	183,382	263,820	263,820	263,820
American Funds Insurance Series Growth Income Fund Class 2 Sub-Account (302)	86,407	5,696,688	5,727,056	5,727,056	5,727,056
American Funds Insurance Series American High-Income Trust Class 2 Sub-Account (305)	19,309	175,174	175,326	175,326	175,326
American Funds Insurance Series International Fund Class 2 Sub-Account (300)	846,091	16,440,737	18,800,137	18,800,137	18,800,137
BlackRock Global Allocation V.I. Fund (Class I) Sub-Account (BLG)	38,942	703,114	686,928	686,928	686,928
BlackRock Advantage SMID Cap V.I. Fund (Class I) Sub-Account (MSV)	31,957	746,932	779,122	779,122	779,122
CTIVP ®– Principal Large Cap Growth Fund Class 1 Sub-Account (C89) ²	151	8,580	12,339	12,339	12,339
Columbia Variable Portfolio - Overseas Core Fund Class 2 Sub-Account (C58)	5	84	89	89	89
LVIP Nomura U.S. REIT Fund Standard Class Sub-Account (DRS) ²	327,684	4,281,764	4,414,235	4,414,235	4,414,235
Nomura VIP Small Cap Value Series Standard Class Sub-Account (DSV) ²	105,471	3,898,302	4,227,267	4,227,267	4,227,267
LVIP Nomura SMID Cap Core Fund Standard Class Sub-Account (D37) ²	67,272	1,658,705	1,974,957	1,974,957	1,974,957
DWS CROCI U.S. VIP Class A Sub-Account (001)	—	5	5	5	5
DWS Small Cap Index VIP Class A Sub-Account (SSI)	77,587	1,094,621	1,165,354	1,165,354	1,165,354
DWS Small Cap Index VIP Class B Sub-Account (D55)	155,678	2,003,433	2,341,397	2,341,397	2,341,397
DWS Small Mid Cap Value VIP Class A Sub-Account (S61)	1	15	15	15	15
BNY Mellon Investment Portfolios: MidCap Stock Portfolio, Initial Shares Sub-Account (D18)	60,187	1,177,380	1,224,204	1,224,204	1,224,204
BNY Mellon Investment Portfolios: Technology Growth Portfolio, Initial Shares Sub-Account (DTG)	106,942	2,588,621	2,377,312	2,377,312	2,377,312
BNY Mellon Stock Index Fund Inc., Initial Shares Sub-Account (DSI)	1,474,203	97,158,782	128,476,753	128,476,753	128,476,753
BNY Mellon Variable Investment Fund: Appreciation Portfolio, Initial Shares Sub-Account (DCA)	196,813	7,239,939	6,626,685	6,626,685	6,626,685
BNY Mellon Variable Investment Fund: Small Cap Portfolio, Initial Shares Sub-Account (DSC) ²	754	31,507	36,209	36,209	36,209
BNY Mellon Variable Investment Fund: Growth and Income Portfolio, Initial Shares Sub-Account (DGI)	2,571	77,775	102,270	102,270	102,270
Fidelity VIP Balanced I Class Sub-Account (FVI)	41,239	868,660	1,093,257	1,093,257	1,093,257
Fidelity VIP Contrafund Portfolio (Initial Class) Sub-Account (FCN)	282,606	12,638,669	16,925,267	16,925,267	16,925,267
Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24)	10,496	479,815	596,798	596,798	596,798
Fidelity VIP Equity-Income Portfolio (Initial Class) Sub-Account (FEI)	412,818	9,664,402	12,149,236	12,149,236	12,149,236
Fidelity VIP Freedom 2015 Portfolio (Initial Class) Sub-Account (FF1)	29,872	383,884	357,862	357,862	357,862
Fidelity VIP Freedom 2020 Portfolio (Initial Class) Sub-Account (FF2)	56,892	711,874	754,393	754,393	754,393
Fidelity VIP Freedom 2030 Portfolio (Initial Class) Sub-Account (FF3)	217,020	3,528,571	3,836,921	3,836,921	3,836,921
Fidelity VIP Growth & Income Portfolio (Initial Class) Sub-Account (FVG)	14,027	378,432	467,800	467,800	467,800
Fidelity VIP Growth Portfolio (Initial Class) Sub-Account (FGP)	23,245	2,046,501	2,271,479	2,271,479	2,271,479
Fidelity VIP Growth Portfolio (Service Class 2) Sub-Account (F99)	83,743	7,324,949	7,778,019	7,778,019	7,778,019
Fidelity VIP High Income Portfolio (Initial Class) Sub-Account (FHI)	63,463	325,001	309,701	309,701	309,701
Fidelity VIP Index 500 Portfolio (Initial Class) Sub-Account (FIP)	103	31,162	68,154	68,154	68,154
Fidelity VIP Investment Grade Bond Portfolio (Initial Class) Sub-Account (FIG)	2,304,609	26,698,793	26,180,356	26,180,356	26,180,356

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2025

		Assets
	Shares	Cost	Investments at Fair value	Total Assets	Net Assets
Fidelity VIP Mid Cap Portfolio (Initial Class) Sub-Account (FMC)	89,405	$3,297,193	$3,353,595	$3,353,595	$3,353,595
Fidelity VIP Government Money Market Portfolio (Service Class) Sub-Account (FM8)	53,732,964	53,732,964	53,732,964	53,732,964	53,732,964
Fidelity VIP Overseas Portfolio (Initial Class) Sub-Account (FOF)	48,691	1,344,411	1,339,965	1,339,965	1,339,965
Fidelity VIP Overseas Portfolio (Service Class 2) Sub-Account (F91)	13,824	376,812	374,901	374,901	374,901
First Eagle Overseas Variable Fund Sub-Account (FE3)	33,774	835,267	942,979	942,979	942,979
Franklin Templeton Foreign VIP Fund Class 1 Sub-Account (TFS)	1,783	26,616	29,649	29,649	29,649
Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20)	59,276	816,927	961,461	961,461	961,461
Franklin Templeton Growth VIP Fund Class 1 Sub-Account (TSF)	415,516	5,048,602	6,029,138	6,029,138	6,029,138
Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56) ³	—	—	—	—	—
Franklin Templeton Mutual Shares VIP Fund Class 1 Sub-Account (FSS) ¹	—	—	—	—	—
Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1 Sub-Account (FSC)	699	14,066	13,031	13,031	13,031
Franklin Templeton VIP Global Real Estate Fund (Class 1) Sub-Account (FRE)	4,488	58,976	60,899	60,899	60,899
Goldman Sachs VIT U.S Equity Insights Fund I Class Sub-Account (G31)	2,178	47,304	47,455	47,455	47,455
Invesco V.I. American Franchise Fund Series I Sub-Account (V15)	64,726	3,814,375	5,242,784	5,242,784	5,242,784
Invesco V.I. Comstock Fund Series I Sub-Account (VCP)	41,791	766,471	895,167	895,167	895,167
Invesco V.I. Core Equity Fund I Sub-Account (A39)	3,033	86,424	109,287	109,287	109,287
Invesco V.I. Growth and Income Fund Series I Sub-Account (IB1)	120,193	2,312,900	2,563,720	2,563,720	2,563,720
Invesco V.I. EQV International Equity Fund Series I Sub-Account (A21)	11,957	435,539	431,751	431,751	431,751
Invesco V.I. Main Street Mid Cap Fund - Series I Sub-Account (A22)	57,013	616,462	627,717	627,717	627,717
Invesco V.I. Small Cap Equity Fund I Sub-Account (I76)	30,486	613,862	611,543	611,543	611,543
Janus Henderson VIT Mid Cap Value Portfolio Institutional Class Sub-Account (MVP)	15,139	239,765	269,024	269,024	269,024
LVIP JPMorgan Core Bond Fund Standard Class Sub-Account (JM7)	6,213	61,371	61,859	61,859	61,859
LVIP JPMorgan Small Cap Core Fund Standard Class Sub-Account (J43)	901	21,451	19,775	19,775	19,775
LVIP JPMorgan U.S. Equity Fund Standard Class Sub-Account (J32)	15,777	533,477	778,881	778,881	778,881
Lazard Retirement Emerging Markets Equity Portfolio Investor Class Sub-Account (LRI)	61,475	1,227,022	1,814,139	1,814,139	1,814,139
MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8)	115,657,432	115,657,432	115,657,432	115,657,432	115,657,432
MFS VIT Total Return Series Initial Class Sub-Account (M07)	250,641	5,891,362	5,847,453	5,847,453	5,847,453
MFS VIT Total Return Series Service Class Sub-Account (M35)	157,222	3,488,794	3,559,510	3,559,510	3,559,510
MFS VIT I Growth Series Initial Class Sub-Account (M31) ³	—	—	—	—	—
MFS VIT I Growth Series Service Class Sub-Account (M80)	17,671	998,811	1,072,295	1,072,295	1,072,295
MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1)	390,182	3,470,659	3,113,649	3,113,649	3,113,649
MFS VIT I Mid Cap Growth Series Service Class Sub-Account (M41)	28,944	198,944	190,165	190,165	190,165
MFS VIT I New Discovery Series Service Class Sub-Account (M42)	5,006	52,132	60,574	60,574	60,574
MFS VIT I Total Return Bond Series Initial Class Sub-Account (M06)	223,817	2,807,531	2,636,562	2,636,562	2,636,562
MFS VIT I Research Series Initial Class Sub-Account (M33)	—	12	11	11	11
MFS VIT I Utilities Series Initial Class Sub-Account (M44)	19,537	705,304	737,123	737,123	737,123
MFS VIT I Utilities Series Service Class Sub-Account (M40)	912	27,927	33,580	33,580	33,580
MFS VIT I Value Series Initial Class Sub-Account (M83)	393,777	8,586,450	8,765,478	8,765,478	8,765,478
MFS VIT I Value Series Service Class Sub-Account (M08)	38,161	797,972	823,141	823,141	823,141
MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6) ¹	—	—	—	—	—
MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7)	5,826	308,281	347,828	347,828	347,828
MFS VIT II Corporate Bond Portfolio I Class Sub-Account (MC0)	143,003	1,376,847	1,378,550	1,378,550	1,378,550
MFS VIT II Corporate Bond Portfolio S Class Sub-Account (MA0)	9,270	86,532	87,883	87,883	87,883
MFS VIT II Core Equity Portfolio S Class Sub-Account (MC1)	7,585	225,061	236,109	236,109	236,109
MFS VIT II Emerging Markets Equity Portfolio I Class Sub-Account (MC3)	29,913	424,989	527,965	527,965	527,965
MFS VIT II Global Growth Portfolio I Class Sub-Account (MC6)	57,648	1,558,872	1,508,079	1,508,079	1,508,079
MFS VIT II Global Research Portfolio S Class Sub-Account (MC9)	90,436	2,869,832	3,134,495	3,134,495	3,134,495
MFS VIT II Government Securities Portfolio I Class Sub-Account (M96)	643,841	7,536,303	6,966,363	6,966,363	6,966,363
MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2)	—	3	2	2	2

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2025

		Assets
	Shares	Cost	Investments at Fair value	Total Assets	Net Assets
MFS VIT II High Yield Portfolio I Class Sub-Account (MA6)	695,997	$3,586,443	$3,542,625	$3,542,625	$3,542,625
MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3)	10,325	50,926	51,831	51,831	51,831
MFS VIT II International Growth Portfolio I Class Sub-Account (M97)	111,787	1,641,252	2,005,455	2,005,455	2,005,455
MFS VIT II International Growth Portfolio S Class Sub-Account (MD5)	129,579	1,964,722	2,280,598	2,280,598	2,280,598
MFS VIT II International Intrinsic Value Portfolio Initial Class Sub-Account (M98)	139,265	4,160,097	5,148,620	5,148,620	5,148,620
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6)	1,874	41,529	42,261	42,261	42,261
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3)	15,314	315,902	334,917	334,917	334,917
MFS VIT II Research International Portfolio I Class Sub-Account (ME2)	111,655	1,947,816	2,301,219	2,301,219	2,301,219
MFS VIT II Income Portfolio S Class Sub-Account (MA7)	2,386	19,413	20,184	20,184	20,184
MFS VIT III Blended Research Small Cap Equity Portfolio Initial Class Sub-Account (MB8)	252,969	2,489,892	2,471,507	2,471,507	2,471,507
MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6)	519,289	6,785,082	6,589,782	6,589,782	6,589,782
MFS VIT III Limited Maturity Portfolio Initial Class Sub-Account (MF2)	253,243	2,556,874	2,588,140	2,588,140	2,588,140
MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3)	326,760	3,195,328	3,303,540	3,303,540	3,303,540
Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio Class I Sub-Account (VMG)	33,353	144,864	243,477	243,477	243,477
Neuberger Berman AMT Mid-Cap Growth Portfolio Class I Sub-Account (NMC)	1,830	56,416	53,049	53,049	53,049
Neuberger Berman AMT Quality Equity Portfolio Class I Sub-Account (NSE) ²	572	17,043	24,438	24,438	24,438
Invesco V.I. Discovery Large Cap Fund-Series I Sub-Account (O01) ²	45,146	2,320,421	2,855,488	2,855,488	2,855,488
Invesco V.I. Discovery Mid Cap Growth Fund, Series I Sub-Account (O00)	485	28,488	36,477	36,477	36,477
Invesco V.I. Global Fund, Series I Sub-Account (OGS)	100,849	3,621,404	3,827,209	3,827,209	3,827,209
Invesco V.I. Main Street Small Cap Fund, Series I Sub-Account (OSC)	71,482	1,784,657	2,040,095	2,040,095	2,040,095
PIMCO VIT CommodityRealReturnTM Strategy Portfolio Admin Class Sub-Account (P10)	235,504	1,519,277	1,481,320	1,481,320	1,481,320
PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8)	237,061	2,514,202	2,707,241	2,707,241	2,707,241
PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06)	1,282,940	15,431,603	15,408,109	15,408,109	15,408,109
PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07)	4,087,821	41,613,896	38,629,912	38,629,912	38,629,912
Royce Capital Fund - Small-Cap Portfolio Investment Class Sub-Account (SCP)	119,575	1,123,183	1,126,397	1,126,397	1,126,397
Rydex VT Nasdaq-100 Fund Sub-Account (R03) ¹	—	—	—	—	—
T. Rowe Price Blue Chip Growth Portfolio Sub-Account (307)	361,343	17,819,430	23,606,551	23,606,551	23,606,551
T. Rowe Price Equity Income Portfolio Sub-Account (REI)	92,221	2,605,722	2,666,100	2,666,100	2,666,100
T. Rowe Price All-Cap Opportunities Portfolio Sub-Account (RNA)	1,833	64,377	72,682	72,682	72,682
Columbia Variable Portfolio - Acorn Fund Sub-Account (W42) ²	2,184	25,757	34,733	34,733	34,733

[1]

This sub-account is active but had zero balance as of December 31, 2025, and no activity for the years ended December 31, 2025 and 2024, respectively. Therefore, this sub-account is not disclosed in the Statement of Operations and Statements of Changes in Net Assets. Refer to Note 10 in the Variable Account’s Notes to Financial Statements for more information.

[2]	This Sub-Account had a name change in 2025. Refer to Note 1 in the Variable Account’s Notes to Financial Statements for more information.
[3]	This sub-account is active but had zero balance as of December 31, 2025.
[4]	This Sub-Account was closed in 2024. Refer to Note 11 in the Variable Account’s Notes to Financial Statements for more information.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2025

	Units	Net Assets
A70 [5]	—	$15
A71	20,537	1,334,969
AM2	—	—
IVP	439	8,241
A19	2,706	262,460
ASM	31	1,170
A54	12,843	772,400
A51	15,641	547,655
308	67,266	4,888,057
301	287,007	5,150,853
304	8,870	686,605
309	504	31,428
306	12,822	594,521
303	1,915	263,820
302	65,296	5,727,056
305	5,034	175,326
300	546,395	18,800,137
BLG	19,882	686,928
MSV	12,561	779,122
C89	315	12,339
C58	4	89
DRS	99,944	4,414,235
DSV	67,622	4,227,267
D37	23,228	1,974,957
001 [5]	—	5
SSI	21,150	1,165,354
D55	32,153	2,341,397
S61 [5]	—	15
D18	22,997	1,224,204
DTG	18,061	2,377,312
DSI	1,666,664	128,476,753
DCA	83,812	6,626,685
DSC	830	36,209
DGI	1,198	102,270
FVI	16,935	1,093,257
FCN	84,526	16,925,267
F24	4,286	596,798
FEI	224,540	12,149,236

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2025

	Units	Net Assets
FF1	12,002	$357,862
FF2	23,655	754,393
FF3	102,821	3,836,921
FVG	6,026	467,800
FGP	14,591	2,271,479
F99	65,143	7,778,019
FHI	9,338	309,701
FIP	522	68,154
FIG	824,363	26,180,356
FMC	61,700	3,353,595
FM8	3,736,204	53,732,964
FOF	33,975	1,339,965
F91	7,852	374,901
FE3	25,280	942,979
TFS	935	29,649
T20	22,611	961,461
TSF	116,422	6,029,138
F56	—	—
FSC	216	13,031
FRE	3,329	60,899
G31	527	47,455
V15	84,268	5,242,784
VCP	13,592	895,167
A39	1,404	109,287
IB1	40,604	2,563,720
A21	8,396	431,751
A22	12,673	627,717
I76	15,293	611,543
MVP	6,089	269,024
JM7	3,653	61,859
J43	300	19,775
J32	7,107	778,881
LRI	52,106	1,814,139
MD8	7,244,306	115,657,432

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2025

	Units	Net Assets
M07	240,577	$5,847,453
M35	150,990	3,559,510
M31	—	—
M80	15,829	1,072,295
MF1	64,939	3,113,649
M41	4,031	190,165
M42	2,257	60,574
M06	194,658	2,636,562
M33	—	11
M44	34,217	737,123
M40	1,604	33,580
M83	224,329	8,765,478
M08	30,400	823,141
MB7	3,827	347,828
MC0	60,074	1,378,550
MA0	3,542	87,883
MC1	4,124	236,109
MC3	22,262	527,965
MC6	14,264	1,508,079
MC9	53,362	3,134,495
M96	254,027	6,966,363
MD2 [5]	—	2
MA6	195,567	3,542,625
MA3	1,253	51,831
M97	50,824	2,005,455
MD5	39,156	2,280,598
M98	132,581	5,148,620
MD6	593	42,261
MB3	3,898	334,917
ME2	60,270	2,301,219
MA7	827	20,184

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2025

	Units	Net Assets
MB8	56,897	$2,471,507
MF6	97,063	6,589,782
MF2	171,474	2,588,140
MG3	72,875	3,303,540
VMG	2,412	243,477
NMC	584	53,049
NSE	1,022	24,438
O01	36,017	2,855,488
O00	2,032	36,477
OGS	55,392	3,827,209
OSC	27,990	2,040,095
P10	126,288	1,481,320
PK8	103,541	2,707,241
P06	625,115	15,408,109
P07	1,553,828	38,629,912
SCP	30,682	1,126,397
307	238,654	23,606,551
REI	37,447	2,666,100
RNA	599	72,682
W42	809	34,733

[5]	Unit amount is less than 1 unit.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2025

	A70 Sub-Account	A71 Sub-Account	IVP Sub-Account
Income:
Dividend income	$—	$12,031	$185
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	—	33,020	124
Realized gain distributions	2	112,348	—

Net realized gains (losses)	2	145,368	124

Net change in unrealized appreciation/ (depreciation)	(1)	(36,716)	1,995

Net realized and change in unrealized gains (losses)	1	108,652	2,119

Net increase (decrease) in net assets from operations	$1	$120,683	$2,304

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	A19 Sub-Account	ASM Sub-Account	A54 Sub-Account
Income:
Dividend income	$—	$348	$—
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,721)	(1,579)	(7,062)
Realized gain distributions	—	4,498	—

Net realized gains (losses)	(1,721)	2,919	(7,062)

Net change in unrealized appreciation/ (depreciation)	12,762	(2,327)	129,620

Net realized and change in unrealized gains (losses)	11,041	592	122,558

Net increase (decrease) in net assets from operations	$11,041	$940	$122,558

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	A51 Sub-Account	308 Sub-Account	301 Sub-Account
Income:
Dividend income	$—	$62,822	$198,187
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(33,768)	42,039	(54,124)
Realized gain distributions	6,385	246,873	—

Net realized gains (losses)	(27,383)	288,912	(54,124)

Net change in unrealized appreciation/ (depreciation)	67,834	289,132	116,565

Net realized and change in unrealized gains (losses)	40,451	578,044	62,441

Net increase (decrease) in net assets from operations	$40,451	$640,866	$260,628

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	304 Sub-Account	309 Sub-Account	306 Sub-Account
Income:
Dividend income	$8,728	$400	$1,982
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	3,367	330	(1,890)
Realized gain distributions	77,986	950	12,240

Net realized gains (losses)	81,353	1,280	10,350

Net change in unrealized appreciation/ (depreciation)	33,978	4,382	63,913

Net realized and change in unrealized gains (losses)	115,331	5,662	74,263

Net increase (decrease) in net assets from operations	$124,059	$6,062	$76,245

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	303 Sub-Account	302 Sub-Account	305 Sub-Account
Income:
Dividend income	$780	$4,870	$10,763
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	102,811	54,802	3,318
Realized gain distributions	39,861	86,143	—

Net realized gains (losses)	142,672	140,945	3,318

Net change in unrealized appreciation/ (depreciation)	(49,417)	(70,611)	(2,475)

Net realized and change in unrealized gains (losses)	93,255	70,334	843

Net increase (decrease) in net assets from operations	$94,035	$75,204	$11,606

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	300 Sub-Account	BLG Sub-Account	MSV Sub-Account
Income:
Dividend income	$227,107	$22,638	$6,152
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(373,593)	40,583	(414)
Realized gain distributions	—	52,288	47,589

Net realized gains (losses)	(373,593)	92,871	47,175

Net change in unrealized appreciation/ (depreciation)	4,316,009	8,190	24,770

Net realized and change in unrealized gains (losses)	3,942,416	101,061	71,945

Net increase (decrease) in net assets from operations	$4,169,523	$123,699	$78,097

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	C89 Sub-Account	C58 Sub-Account	DRS Sub-Account
Income:
Dividend income	$—	$—	$131,748
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	475	5	20,884
Realized gain distributions	—	—	—

Net realized gains (losses)	475	5	20,884

Net change in unrealized appreciation/ (depreciation)	980	5	(104,755)

Net realized and change in unrealized gains (losses)	1,455	10	(83,871)

Net increase (decrease) in net assets from operations	$1,455	$10	$47,877

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	DSV Sub-Account	D37 Sub-Account	SSI Sub-Account
Income:
Dividend income	$49,518	$10,550	$15,041
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	286,805	116,257	(17,035)
Realized gain distributions	241,161	49,717	64,233

Net realized gains (losses)	527,966	165,974	47,198

Net change in unrealized appreciation/ (depreciation)	(235,937)	12,351	73,260

Net realized and change in unrealized gains (losses)	292,029	178,325	120,458

Net increase (decrease) in net assets from operations	$341,547	$188,875	$135,499

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	D55 Sub-Account	S61 Sub-Account	D18 Sub-Account
Income:
Dividend income	$24,702	$—	$8,109
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(64,471)	—	(16,454)
Realized gain distributions	136,410	1	105,407

Net realized gains (losses)	71,939	1	88,953

Net change in unrealized appreciation/ (depreciation)	215,562	—	16,608

Net realized and change in unrealized gains (losses)	287,501	1	105,561

Net increase (decrease) in net assets from operations	$312,203	$1	$113,670

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	DTG Sub-Account	DSI Sub-Account	DCA Sub-Account
Income:
Dividend income	$—	$1,259,056	$22,909
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(51,296)	15,269,135	(25,620)
Realized gain distributions	908,436	6,863,513	926,995

Net realized gains (losses)	857,140	22,132,648	901,375

Net change in unrealized appreciation/ (depreciation)	(322,057)	(2,691,600)	(315,944)

Net realized and change in unrealized gains (losses)	535,083	19,441,048	585,431

Net increase (decrease) in net assets from operations	$535,083	$20,700,104	$608,340

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	DSC Sub-Account	DGI Sub-Account	FVI Sub-Account
Income:
Dividend income	$215	$422	$17,832
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	108	218	13,122
Realized gain distributions	—	7,160	45,038

Net realized gains (losses)	108	7,378	58,160

Net change in unrealized appreciation/ (depreciation)	3,275	7,046	71,231

Net realized and change in unrealized gains (losses)	3,383	14,424	129,391

Net increase (decrease) in net assets from operations	$3,598	$14,846	$147,223

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	FCN Sub-Account	F24 Sub-Account	FEI Sub-Account
Income:
Dividend income	$22,071	$—	$206,302
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	480,326	25,613	88,429
Realized gain distributions	2,513,063	91,856	634,838

Net realized gains (losses)	2,993,389	117,469	723,267

Net change in unrealized appreciation/ (depreciation)	(6,317)	(11,410)	1,025,019

Net realized and change in unrealized gains (losses)	2,987,072	106,059	1,748,286

Net increase (decrease) in net assets from operations	$3,009,143	$106,059	$1,954,588

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	FF1 Sub-Account	FF2 Sub-Account	FF3 Sub-Account
Income:
Dividend income	$10,562	$20,803	$84,003
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(4,612)	5,191	113,611
Realized gain distributions	12,918	50,111	146,684

Net realized gains (losses)	8,306	55,302	260,295

Net change in unrealized appreciation/ (depreciation)	19,183	20,802	156,312

Net realized and change in unrealized gains (losses)	27,489	76,104	416,607

Net increase (decrease) in net assets from operations	$38,051	$96,907	$500,610

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	FVG Sub-Account	FGP Sub-Account	F99 Sub-Account
Income:
Dividend income	$6,742	$6,351	$3,713
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	29,958	17,999	(22,830)
Realized gain distributions	40,962	279,163	996,300

Net realized gains (losses)	70,920	297,162	973,470

Net change in unrealized appreciation/ (depreciation)	4,625	74	108,387

Net realized and change in unrealized gains (losses)	75,545	297,236	1,081,857

Net increase (decrease) in net assets from operations	$82,287	$303,587	$1,085,570

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	FHI Sub-Account	FIP Sub-Account	FIG Sub-Account
Income:
Dividend income	$19,461	$728	$994,173
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	10,367	1,623	(3,689,034)
Realized gain distributions	—	319	—

Net realized gains (losses)	10,367	1,942	(3,689,034)

Net change in unrealized appreciation/ (depreciation)	1,014	7,850	4,568,914

Net realized and change in unrealized gains (losses)	11,381	9,792	879,880

Net increase (decrease) in net assets from operations	$30,842	$10,520	$1,874,053

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	FMC Sub-Account	FM8 Sub-Account	FOF Sub-Account
Income:
Dividend income	$13,477	$2,017,588	$20,153
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	22,966	—	(1,312)
Realized gain distributions	342,721	—	112,550

Net realized gains (losses)	365,687	—	111,238

Net change in unrealized appreciation/ (depreciation)	(29,575)	—	104,046

Net realized and change in unrealized gains (losses)	336,112	—	215,284

Net increase (decrease) in net assets from operations	$349,589	$2,017,588	$235,437

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	F91 Sub-Account	FE3 Sub-Account	TFS Sub-Account
Income:
Dividend income	$5,970	$15,266	$5,803
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	24,364	4,835	50,236
Realized gain distributions	38,410	109,882	14,597

Net realized gains (losses)	62,774	114,717	64,833

Net change in unrealized appreciation/ (depreciation)	(5,665)	127,239	(18,219)

Net realized and change in unrealized gains (losses)	57,109	241,956	46,614

Net increase (decrease) in net assets from operations	$63,079	$257,222	$52,417

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	T20 Sub-Account	TSF Sub-Account	F56 Sub-Account
Income:
Dividend income	$22,187	$60,906	$1
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	18,339	54,559	13
Realized gain distributions	61,952	403,504	6

Net realized gains (losses)	80,291	458,063	19

Net change in unrealized appreciation/ (depreciation)	135,890	683,489	—

Net realized and change in unrealized gains (losses)	216,181	1,141,552	19

Net increase (decrease) in net assets from operations	$238,368	$1,202,458	$20

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	FSC Sub-Account	FRE Sub-Account	G31 Sub-Account
Income:
Dividend income	$—	$932	$328
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(226)	(270)	1,670
Realized gain distributions	562	—	6,203

Net realized gains (losses)	336	(270)	7,873

Net change in unrealized appreciation/ (depreciation)	4	3,941	(1,759)

Net realized and change in unrealized gains (losses)	340	3,671	6,114

Net increase (decrease) in net assets from operations	$340	$4,603	$6,442

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	V15 Sub-Account	VCP Sub-Account	A39 Sub-Account
Income:
Dividend income	$—	$13,811	$672
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	28,396	24,073	387
Realized gain distributions	472,527	87,082	7,735

Net realized gains (losses)	500,923	111,155	8,122

Net change in unrealized appreciation/ (depreciation)	48,897	20,783	6,484

Net realized and change in unrealized gains (losses)	549,820	131,938	14,606

Net increase (decrease) in net assets from operations	$549,820	$145,749	$15,278

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	IB1 Sub-Account	A21 Sub-Account	A22 Sub-Account
Income:
Dividend income	$35,136	$5,906	$1,976
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	268,410	98	43,765
Realized gain distributions	185,627	26,211	58,289

Net realized gains (losses)	454,037	26,309	102,054

Net change in unrealized appreciation/ (depreciation)	12,716	29,350	(46,274)

Net realized and change in unrealized gains (losses)	466,753	55,659	55,780

Net increase (decrease) in net assets from operations	$501,889	$61,565	$57,756

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	I76 Sub-Account	MVP Sub-Account	JM7 Sub-Account
Income:
Dividend income	$—	$2,062	$2,185
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	7,659	(252)	80
Realized gain distributions	24,994	22,559	—

Net realized gains (losses)	32,653	22,307	80

Net change in unrealized appreciation/ (depreciation)	(13,637)	(8,379)	1,863

Net realized and change in unrealized gains (losses)	19,016	13,928	1,943

Net increase (decrease) in net assets from operations	$19,016	$15,990	$4,128

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	J43 Sub-Account	J32 Sub-Account	LRI Sub-Account
Income:
Dividend income	$118	$3,391	$49,058
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(221)	16,833	227,414
Realized gain distributions	1,512	20,655	—

Net realized gains (losses)	1,291	37,488	227,414

Net change in unrealized appreciation/ (depreciation)	454	55,901	342,360

Net realized and change in unrealized gains (losses)	1,745	93,389	569,774

Net increase (decrease) in net assets from operations	$1,863	$96,780	$618,832

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MD8 Sub-Account	M07 Sub-Account	M35 Sub-Account
Income:
Dividend income	$4,360,892	$150,671	$89,381
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	—	(1,048)	(56,711)
Realized gain distributions	—	401,769	262,963

Net realized gains (losses)	—	400,721	206,252

Net change in unrealized appreciation/ (depreciation)	—	33,992	69,715

Net realized and change in unrealized gains (losses)	—	434,713	275,967

Net increase (decrease) in net assets from operations	$4,360,892	$585,384	$365,348

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	M80 Sub-Account	MF1 Sub-Account	M41 Sub-Account
Income:
Dividend income	$—	$—	$—
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(18,372)	(121,751)	3,933
Realized gain distributions	217,770	509,875	38,836

Net realized gains (losses)	199,398	388,124	42,769

Net change in unrealized appreciation/ (depreciation)	(72,489)	(237,306)	(35,811)

Net realized and change in unrealized gains (losses)	126,909	150,818	6,958

Net increase (decrease) in net assets from operations	$126,909	$150,818	$6,958

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	M42 Sub-Account	M06 Sub-Account	M33 Sub-Account
Income:
Dividend income	$—	$113,779	$3
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,312	(20,455)	(79)
Realized gain distributions	—	—	78

Net realized gains (losses)	2,312	(20,455)	(1)

Net change in unrealized appreciation/ (depreciation)	5,064	85,280	9

Net realized and change in unrealized gains (losses)	7,376	64,825	8

Net increase (decrease) in net assets from operations	$7,376	$178,604	$11

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	M44 Sub-Account	M40 Sub-Account	M83 Sub-Account
Income:
Dividend income	$24,462	$871	$164,096
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	100,905	20	332,790
Realized gain distributions	11,187	434	763,380

Net realized gains (losses)	112,092	454	1,096,170

Net change in unrealized appreciation/ (depreciation)	(14,064)	3,016	(62,332)

Net realized and change in unrealized gains (losses)	98,028	3,470	1,033,838

Net increase (decrease) in net assets from operations	$122,490	$4,341	$1,197,934

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	M08 Sub-Account	MB7 Sub-Account	MC0 Sub-Account
Income:
Dividend income	$11,207	$2,476	$66,602
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	11,691	2,313	(1,269,080)
Realized gain distributions	61,921	58,607	—

Net realized gains (losses)	73,612	60,920	(1,269,080)

Net change in unrealized appreciation/ (depreciation)	35,254	(15,185)	1,426,932

Net realized and change in unrealized gains (losses)	108,866	45,735	157,852

Net increase (decrease) in net assets from operations	$120,073	$48,211	$224,454

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MA0 Sub-Account	MC1 Sub-Account	MC3 Sub-Account
Income:
Dividend income	$3,594	$523	$10,297
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,233	323,605	(7,053)
Realized gain distributions	—	23,808	3,481

Net realized gains (losses)	1,233	347,413	(3,572)

Net change in unrealized appreciation/ (depreciation)	921	(281,087)	133,842

Net realized and change in unrealized gains (losses)	2,154	66,326	130,270

Net increase (decrease) in net assets from operations	$5,748	$66,849	$140,567

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MC6 Sub-Account	MC9 Sub-Account	M96 Sub-Account
Income:
Dividend income	$5,042	$20,797	$348,127
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	8,647	44,849	(455,626)
Realized gain distributions	181,545	358,684	—

Net realized gains (losses)	190,192	403,533	(455,626)

Net change in unrealized appreciation/ (depreciation)	(86,568)	50,508	634,663

Net realized and change in unrealized gains (losses)	103,624	454,041	179,037

Net increase (decrease) in net assets from operations	$108,666	$474,838	$527,164

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MA6 Sub-Account	MA3 Sub-Account	M97 Sub-Account
Income:
Dividend income	$228,415	$3,344	$17,071
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(32,903)	785	37,859
Realized gain distributions	—	—	101,556

Net realized gains (losses)	(32,903)	785	139,415

Net change in unrealized appreciation/ (depreciation)	78,536	137	187,010

Net realized and change in unrealized gains (losses)	45,633	922	326,425

Net increase (decrease) in net assets from operations	$274,048	$4,266	$343,496

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MD5 Sub-Account	M98 Sub-Account	MD6 Sub-Account
Income:
Dividend income	$15,961	$71,902	$108
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	21,468	60,281	142
Realized gain distributions	118,331	260,505	5,684

Net realized gains (losses)	139,799	320,786	5,826

Net change in unrealized appreciation/ (depreciation)	236,880	933,106	(2,138)

Net realized and change in unrealized gains (losses)	376,679	1,253,892	3,688

Net increase (decrease) in net assets from operations	$392,640	$1,325,794	$3,796

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MB3 Sub-Account	ME2 Sub-Account	MA7 Sub-Account
Income:
Dividend income	$55	$41,410	$837
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	5,036	134,242	105
Realized gain distributions	48,037	—	—

Net realized gains (losses)	53,073	134,242	105

Net change in unrealized appreciation/ (depreciation)	(23,273)	378,060	467

Net realized and change in unrealized gains (losses)	29,800	512,302	572

Net increase (decrease) in net assets from operations	$29,855	$553,712	$1,409

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MB8 Sub-Account	MF6 Sub-Account	MF2 Sub-Account
Income:
Dividend income	$22,051	$111,640	$109,252
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	27,965	(301,851)	160,982
Realized gain distributions	217,830	—	—

Net realized gains (losses)	245,795	(301,851)	160,982

Net change in unrealized appreciation/ (depreciation)	(106,866)	420,971	176,315

Net realized and change in unrealized gains (losses)	138,929	119,120	337,297

Net increase (decrease) in net assets from operations	$160,980	$230,760	$446,549

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MG3 Sub-Account	VMG Sub-Account	NMC Sub-Account
Income:
Dividend income	$33,737	$1,042	$—
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	165,665	1,254	557
Realized gain distributions	293,632	—	7,002

Net realized gains (losses)	459,297	1,254	7,559

Net change in unrealized appreciation/ (depreciation)	(293,297)	29,093	(4,676)

Net realized and change in unrealized gains (losses)	166,000	30,347	2,883

Net increase (decrease) in net assets from operations	$199,737	$31,389	$2,883

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	NSE Sub-Account	O01 Sub-Account	O00 Sub-Account
Income:
Dividend income	$—	$—	$—
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	315	39,403	277
Realized gain distributions	1,387	326,901	3,038

Net realized gains (losses)	1,702	366,304	3,315

Net change in unrealized appreciation/ (depreciation)	1,249	(28,509)	(1,640)

Net realized and change in unrealized gains (losses)	2,951	337,795	1,675

Net increase (decrease) in net assets from operations	$2,951	$337,795	$1,675

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	OGS Sub-Account	OSC Sub-Account	P10 Sub-Account
Income:
Dividend income	$—	$8,937	$39,702
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(216,968)	94,930	39,739
Realized gain distributions	673,280	200,596	—

Net realized gains (losses)	456,312	295,526	39,739

Net change in unrealized appreciation/ (depreciation)	78,051	(137,225)	154,548

Net realized and change in unrealized gains (losses)	534,363	158,301	194,287

Net increase (decrease) in net assets from operations	$534,363	$167,238	$233,989

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	PK8 Sub-Account	P06 Sub-Account	P07 Sub-Account
Income:
Dividend income	$185,778	$505,834	$1,546,856
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(52,846)	(47,166)	(1,140,269)
Realized gain distributions	—	—	—

Net realized gains (losses)	(52,846)	(47,166)	(1,140,269)

Net change in unrealized appreciation/ (depreciation)	245,204	683,830	2,806,690

Net realized and change in unrealized gains (losses)	192,358	636,664	1,666,421

Net increase (decrease) in net assets from operations	$378,136	$1,142,498	$3,213,277

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	SCP Sub-Account	307 Sub-Account	REI Sub-Account
Income:
Dividend income	$19,948	$—	$41,496
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	95,852	1,870,407	101,395
Realized gain distributions	76,656	1,918,919	251,155

Net realized gains (losses)	172,508	3,789,326	352,550

Net change in unrealized appreciation/ (depreciation)	(83,162)	452,048	(48,292)

Net realized and change in unrealized gains (losses)	89,346	4,241,374	304,258

Net increase (decrease) in net assets from operations	$109,294	$4,241,374	$345,754

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	RNA Sub-Account	W42 Sub-Account
Income:
Dividend income	$—	$—
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,522	451
Realized gain distributions	7,998	—

Net realized gains (losses)	9,520	451

Net change in unrealized appreciation/ (depreciation)	854	1,014

Net realized and change in unrealized gains (losses)	10,374	1,465

Net increase (decrease) in net assets from operations	$10,374	$1,465

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	A70 Sub-Account		A71 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$—	$—	$12,031	$8,594
Net realized gains (losses)	2	—	145,368	39,667
Net change in unrealized appreciation/ (depreciation)	(1)	1	(36,716)	46,309

Increase (decrease) in net assets from operations	1	1	120,683	94,570

Contract Owner Transactions:
Purchase payments received	—	—	19,149	28,572
Transfers between Sub-Accounts (including the Fixed Account), net	—	—	611,737	(217,874)
Withdrawals, surrenders and contract charges	—	—	(91,488)	—
Mortality and expense risk charges	—	—	(3,154)	(2,381)
Cost of insurance charges	—	—	(16,719)	(10,711)

Net increase (decrease) from contract owner transactions	—	—	519,525	(202,394)

Total increase (decrease) in net assets	1	1	640,208	(107,824)
Net assets at beginning of year	14	13	694,761	802,585

Net assets at end of year	$15	$14	$1,334,969	$694,761

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	AM2 Sub-Account[6]		IVP Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$—	$—	$185	$136
Net realized gains (losses)	—	(169,702)	124	65
Net change in unrealized appreciation/ (depreciation)	—	181,348	1,995	7

Increase (decrease) in net assets from operations	—	11,646	2,304	208

Contract Owner Transactions:
Purchase payments received	—	—	1,159	808
Transfers between Sub-Accounts (including the Fixed Account), net	—	(1,602,909)	—	1
Withdrawals, surrenders and contract charges	—	(10)	—	—
Mortality and expense risk charges	—	(473)	(31)	(21)
Cost of insurance charges	—	(3,668)	(257)	(220)

Net increase (decrease) from contract owner transactions	—	(1,607,060)	871	568

Total increase (decrease) in net assets	—	(1,595,414)	3,175	776
Net assets at beginning of year	—	1,595,414	5,066	4,290

Net assets at end of year	$—	$—	$8,241	$5,066

[6]	The activities for this Sub-Account are for the period from January 1, 2024 to April 15, 2024. Refer to Note 10 for details on closed Sub-Accounts.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	A19 Sub-Account		ASM Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$—	$—	$348	$352
Net realized gains (losses)	(1,721)	(2,205)	2,919	2,270
Net change in unrealized appreciation/ (depreciation)	12,762	43,063	(2,327)	1,226

Increase (decrease) in net assets from operations	11,041	40,858	940	3,848

Contract Owner Transactions:
Purchase payments received	—	—	1,154	1,176
Transfers between Sub-Accounts (including the Fixed Account), net	—	(1)	(40,519)	1
Withdrawals, surrenders and contract charges	—	—	—	—
Mortality and expense risk charges	(623)	(612)	(67)	(84)
Cost of insurance charges	(6,284)	(5,860)	(1,764)	(2,025)

Net increase (decrease) from contract owner transactions	(6,907)	(6,473)	(41,196)	(932)

Total increase (decrease) in net assets	4,134	34,385	(40,256)	2,916
Net assets at beginning of year	258,326	223,941	41,426	38,510

Net assets at end of year	$262,460	$258,326	$1,170	$41,426

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	A54 Sub-Account		A51 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$—	$—	$—	$1,740
Net realized gains (losses)	(7,062)	(206,947)	(27,383)	(54,349)
Net change in unrealized appreciation/ (depreciation)	129,620	350,916	67,834	86,707

Increase (decrease) in net assets from operations	122,558	143,969	40,451	34,098

Contract Owner Transactions:
Purchase payments received	—	49	38,668	31,555
Transfers between Sub-Accounts (including the Fixed Account), net	(68,057)	(231,754)	28,301	(199)
Withdrawals, surrenders and contract charges	(14,612)	(383)	—	—
Mortality and expense risk charges	—	—	(2,008)	(1,780)
Cost of insurance charges	—	(32)	(7,078)	(7,068)

Net increase (decrease) from contract owner transactions	(82,669)	(232,120)	57,883	22,508

Total increase (decrease) in net assets	39,889	(88,151)	98,334	56,606
Net assets at beginning of year	732,511	820,662	449,321	392,715

Net assets at end of year	$772,400	$732,511	$547,655	$449,321

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	308 Sub-Account		301 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$62,822	$51,856	$198,187	$76,899
Net realized gains (losses)	288,912	41,404	(54,124)	(48,761)
Net change in unrealized appreciation/ (depreciation)	289,132	448,778	116,565	(5,952)

Increase (decrease) in net assets from operations	640,866	542,038	260,628	22,186

Contract Owner Transactions:
Purchase payments received	2,009	52,765	134,906	109,096
Transfers between Sub-Accounts (including the Fixed Account), net	901,937	150,473	2,997,490	(104,435)
Withdrawals, surrenders and contract charges	—	(1,320)	(39,259)	(18,186)
Mortality and expense risk charges	(5,552)	(4,081)	(8,855)	(5,009)
Cost of insurance charges	(28,092)	(21,945)	(50,297)	(23,349)

Net increase (decrease) from contract owner transactions	870,302	175,892	3,033,985	(41,883)

Total increase (decrease) in net assets	1,511,168	717,930	3,294,613	(19,697)
Net assets at beginning of year	3,376,889	2,658,959	1,856,240	1,875,937

Net assets at end of year	$4,888,057	$3,376,889	$5,150,853	$1,856,240

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	304 Sub-Account		309 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$8,728	$9,015	$400	$361
Net realized gains (losses)	81,353	20,397	1,280	163
Net change in unrealized appreciation/ (depreciation)	33,978	42,281	4,382	2,183

Increase (decrease) in net assets from operations	124,059	71,693	6,062	2,707

Contract Owner Transactions:
Purchase payments received	2,575	1,614	5,184	2,755
Transfers between Sub-Accounts (including the Fixed Account), net	(3,454)	(23,557)	—	55
Withdrawals, surrenders and contract charges	—	—	—	(1,052)
Mortality and expense risk charges	(2,377)	(2,189)	(90)	(74)
Cost of insurance charges	(12,444)	(11,669)	(1,861)	(1,533)

Net increase (decrease) from contract owner transactions	(15,700)	(35,801)	3,233	151

Total increase (decrease) in net assets	108,359	35,892	9,295	2,858
Net assets at beginning of year	578,246	542,354	22,133	19,275

Net assets at end of year	$686,605	$578,246	$31,428	$22,133

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	306 Sub-Account		303 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$1,982	$5,341	$780	$1,467
Net realized gains (losses)	10,350	17,507	142,672	(10,784)
Net change in unrealized appreciation/ (depreciation)	63,913	(11,204)	(49,417)	136,485

Increase (decrease) in net assets from operations	76,245	11,644	94,035	127,168

Contract Owner Transactions:
Purchase payments received	484	—	15,805	14,691
Transfers between Sub-Accounts (including the Fixed Account), net	20,516	30,084	(295,881)	(99,537)
Withdrawals, surrenders and contract charges	—	(1)	(3)	(1,621)
Mortality and expense risk charges	(2,064)	(1,907)	(796)	(814)
Cost of insurance charges	(9,658)	(9,282)	(27,221)	(27,712)

Net increase (decrease) from contract owner transactions	9,278	18,894	(308,096)	(114,993)

Total increase (decrease) in net assets	85,523	30,538	(214,061)	12,175
Net assets at beginning of year	508,998	478,460	477,881	465,706

Net assets at end of year	$594,521	$508,998	$263,820	$477,881

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	302 Sub-Account		305 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$4,870	$5,722	$10,763	$9,500
Net realized gains (losses)	140,945	26,231	3,318	348
Net change in unrealized appreciation/ (depreciation)	(70,611)	65,467	(2,475)	1,128

Increase (decrease) in net assets from operations	75,204	97,420	11,606	10,976

Contract Owner Transactions:
Purchase payments received	4,357	2,910	455	—
Transfers between Sub-Accounts (including the Fixed Account), net	5,084,796	7,035	9,169	15,557
Withdrawals, surrenders and contract charges	(402)	(1)	(127)	—
Mortality and expense risk charges	(1,433)	(1,002)	(297)	(226)
Cost of insurance charges	(13,077)	(10,004)	(2,353)	(1,905)

Net increase (decrease) from contract owner transactions	5,074,241	(1,062)	6,847	13,426

Total increase (decrease) in net assets	5,149,445	96,358	18,453	24,402
Net assets at beginning of year	577,611	481,253	156,873	132,471

Net assets at end of year	$5,727,056	$577,611	$175,326	$156,873

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	300 Sub-Account		BLG Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$227,107	$201,960	$22,638	$8,903
Net realized gains (losses)	(373,593)	(145,993)	92,871	41,273
Net change in unrealized appreciation/ (depreciation)	4,316,009	583,821	8,190	9,310

Increase (decrease) in net assets from operations	4,169,523	639,788	123,699	59,486

Contract Owner Transactions:
Purchase payments received	12,481	4,300	22,408	26,473
Transfers between Sub-Accounts (including the Fixed Account), net	(435,802)	(840,620)	(1,351)	(120)
Withdrawals, surrenders and contract charges	(847,472)	(826,125)	(24,441)	(1,685)
Mortality and expense risk charges	(34,596)	(35,753)	(1,135)	(1,109)
Cost of insurance charges	(266,361)	(382,945)	(90,383)	(87,657)

Net increase (decrease) from contract owner transactions	(1,571,750)	(2,081,143)	(94,902)	(64,098)

Total increase (decrease) in net assets	2,597,773	(1,441,355)	28,797	(4,612)
Net assets at beginning of year	16,202,364	17,643,719	658,131	662,743

Net assets at end of year	$18,800,137	$16,202,364	$686,928	$658,131

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MSV Sub-Account		C89 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$6,152	$5,394	$—	$—
Net realized gains (losses)	47,175	(964)	475	412
Net change in unrealized appreciation/ (depreciation)	24,770	72,119	980	1,247

Increase (decrease) in net assets from operations	78,097	76,549	1,455	1,659

Contract Owner Transactions:
Purchase payments received	2,066	3,275	2,122	1,484
Transfers between Sub-Accounts (including the Fixed Account), net	—	—	(3)	67
Withdrawals, surrenders and contract charges	—	—	—	(257)
Mortality and expense risk charges	(788)	(741)	(50)	(43)
Cost of insurance charges	(8,114)	(7,412)	(822)	(530)

Net increase (decrease) from contract owner transactions	(6,836)	(4,878)	1,247	721

Total increase (decrease) in net assets	71,261	71,671	2,702	2,380
Net assets at beginning of year	707,861	636,190	9,637	7,257

Net assets at end of year	$779,122	$707,861	$12,339	$9,637

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	C58 Sub-Account		DRS Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$—	$—	$131,748	$129,877
Net realized gains (losses)	5	—	20,884	49,264
Net change in unrealized appreciation/ (depreciation)	5	—	(104,755)	153,143

Increase (decrease) in net assets from operations	10	—	47,877	332,284

Contract Owner Transactions:
Purchase payments received	68	—	86,420	70,962
Transfers between Sub-Accounts (including the Fixed Account), net	94	—	302,267	1,735,085
Withdrawals, surrenders and contract charges	—	—	(111,735)	(24,301)
Mortality and expense risk charges	(2)	—	(6,290)	(5,452)
Cost of insurance charges	(81)	—	(67,280)	(67,780)

Net increase (decrease) from contract owner transactions	79	—	203,382	1,708,514

Total increase (decrease) in net assets	89	—	251,259	2,040,798
Net assets at beginning of year	—	—	4,162,976	2,122,178

Net assets at end of year	$89	$—	$4,414,235	$4,162,976

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	DSV Sub-Account		D37 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$49,518	$51,252	$10,550	$11,342
Net realized gains (losses)	527,966	297,667	165,974	155,128
Net change in unrealized appreciation/ (depreciation)	(235,937)	37,976	12,351	87,750

Increase (decrease) in net assets from operations	341,547	386,895	188,875	254,220

Contract Owner Transactions:
Purchase payments received	13,708	10,779	5,825	5,642
Transfers between Sub-Accounts (including the Fixed Account), net	180,752	26,112	(55,618)	(87,975)
Withdrawals, surrenders and contract charges	(65,238)	(109,123)	(51,561)	(51,394)
Mortality and expense risk charges	(27,486)	(24,980)	(4,312)	(4,175)
Cost of insurance charges	(232,745)	(211,686)	(24,318)	(24,118)

Net increase (decrease) from contract owner transactions	(131,009)	(308,898)	(129,984)	(162,020)

Total increase (decrease) in net assets	210,538	77,997	58,891	92,200
Net assets at beginning of year	4,016,729	3,938,732	1,916,066	1,823,866

Net assets at end of year	$4,227,267	$4,016,729	$1,974,957	$1,916,066

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	001 Sub-Account		SSI Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$—	$—	$15,041	$9,549
Net realized gains (losses)	—	—	47,198	3,960
Net change in unrealized appreciation/ (depreciation)	—	—	73,260	51,972

Increase (decrease) in net assets from operations	—	—	135,499	65,481

Contract Owner Transactions:
Purchase payments received	—	—	12,343	218
Transfers between Sub-Accounts (including the Fixed Account), net	1	—	3,497	269,950
Withdrawals, surrenders and contract charges	—	—	(36,928)	(60,080)
Mortality and expense risk charges	—	—	(1,087)	(828)
Cost of insurance charges	—	—	(22,658)	(17,801)

Net increase (decrease) from contract owner transactions	1	—	(44,833)	191,459

Total increase (decrease) in net assets	1	—	90,666	256,940
Net assets at beginning of year	4	4	1,074,688	817,748

Net assets at end of year	$5	$4	$1,165,354	$1,074,688

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	D55 Sub-Account		S61 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$24,702	$18,556	$—	$—
Net realized gains (losses)	71,939	41,429	1	1
Net change in unrealized appreciation/ (depreciation)	215,562	152,843	—	—

Increase (decrease) in net assets from operations	312,203	212,828	1	1

Contract Owner Transactions:
Purchase payments received	—	408	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(39,593)	1,161	1	—
Withdrawals, surrenders and contract charges	(1,741)	(46,310)	—	—
Mortality and expense risk charges	(4,428)	(4,129)	—	—
Cost of insurance charges	(35,549)	(35,471)	—	—

Net increase (decrease) from contract owner transactions	(81,311)	(84,341)	1	—

Total increase (decrease) in net assets	230,892	128,487	2	1
Net assets at beginning of year	2,110,505	1,982,018	13	12

Net assets at end of year	$2,341,397	$2,110,505	$15	$13

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	D18 Sub-Account		DTG Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$8,109	$5,317	$—	$—
Net realized gains (losses)	88,953	8,305	857,140	(12,382)
Net change in unrealized appreciation/ (depreciation)	16,608	28,823	(322,057)	370,553

Increase (decrease) in net assets from operations	113,670	42,445	535,083	358,171

Contract Owner Transactions:
Purchase payments received	23,704	1,395	143,445	120,663
Transfers between Sub-Accounts (including the Fixed Account), net	26,852	528,078	—	—
Withdrawals, surrenders and contract charges	(75,068)	—	(41,552)	(41,489)
Mortality and expense risk charges	(1,215)	(740)	(6,695)	(5,377)
Cost of insurance charges	(24,849)	(12,099)	(20,161)	(17,191)

Net increase (decrease) from contract owner transactions	(50,576)	516,634	75,037	56,606

Total increase (decrease) in net assets	63,094	559,079	610,120	414,777
Net assets at beginning of year	1,161,110	602,031	1,767,192	1,352,415

Net assets at end of year	$1,224,204	$1,161,110	$2,377,312	$1,767,192

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	DSI Sub-Account		DCA Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$1,259,056	$1,423,327	$22,909	$25,033
Net realized gains (losses)	22,132,648	11,146,048	901,375	329,991
Net change in unrealized appreciation/ (depreciation)	(2,691,600)	13,874,014	(315,944)	350,924

Increase (decrease) in net assets from operations	20,700,104	26,443,389	608,340	705,948

Contract Owner Transactions:
Purchase payments received	337,670	313,770	512	357
Transfers between Sub-Accounts (including the Fixed Account), net	(16,035,452)	(3,721,348)	—	—
Withdrawals, surrenders and contract charges	(2,809,711)	(3,432,865)	(1)	(248,993)
Mortality and expense risk charges	(226,247)	(228,664)	(6,262)	(5,959)
Cost of insurance charges	(1,581,884)	(1,797,839)	(50,828)	(46,644)

Net increase (decrease) from contract owner transactions	(20,315,624)	(8,866,946)	(56,579)	(301,239)

Total increase (decrease) in net assets	384,480	17,576,443	551,761	404,709
Net assets at beginning of year	128,092,273	110,515,830	6,074,924	5,670,215

Net assets at end of year	$128,476,753	$128,092,273	$6,626,685	$6,074,924

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	DSC Sub-Account		DGI Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$215	$201	$422	$441
Net realized gains (losses)	108	69	7,378	4,104
Net change in unrealized appreciation/ (depreciation)	3,275	1,100	7,046	11,730

Increase (decrease) in net assets from operations	3,598	1,370	14,846	16,275

Contract Owner Transactions:
Purchase payments received	2,426	1,692	1,664	1,355
Transfers between Sub-Accounts (including the Fixed Account), net	—	—	—	—
Withdrawals, surrenders and contract charges	1	—	1	—
Mortality and expense risk charges	(32)	(42)	(108)	(142)
Cost of insurance charges	(1,035)	(982)	(1,612)	(1,491)

Net increase (decrease) from contract owner transactions	1,360	668	(55)	(278)

Total increase (decrease) in net assets	4,958	2,038	14,791	15,997
Net assets at beginning of year	31,251	29,213	87,479	71,482

Net assets at end of year	$36,209	$31,251	$102,270	$87,479

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	FVI Sub-Account		FCN Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$17,832	$15,365	$22,071	$25,282
Net realized gains (losses)	58,160	30,458	2,993,389	1,842,944
Net change in unrealized appreciation/ (depreciation)	71,231	74,461	(6,317)	1,802,948

Increase (decrease) in net assets from operations	147,223	120,284	3,009,143	3,671,174

Contract Owner Transactions:
Purchase payments received	102,279	83,154	7,558	16,858
Transfers between Sub-Accounts (including the Fixed Account), net	166	—	(208,822)	193,285
Withdrawals, surrenders and contract charges	(26,842)	(9,248)	(206,847)	(145,452)
Mortality and expense risk charges	(3,461)	(2,867)	(11,076)	(9,620)
Cost of insurance charges	(14,964)	(13,300)	(122,274)	(106,544)

Net increase (decrease) from contract owner transactions	57,178	57,739	(541,461)	(51,473)

Total increase (decrease) in net assets	204,401	178,023	2,467,682	3,619,701
Net assets at beginning of year	888,856	710,833	14,457,585	10,837,884

Net assets at end of year	$1,093,257	$888,856	$16,925,267	$14,457,585

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	F24 Sub-Account		FEI Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$—	$212	$206,302	$183,009
Net realized gains (losses)	117,469	126,451	723,267	676,966
Net change in unrealized appreciation/ (depreciation)	(11,410)	26,197	1,025,019	544,779

Increase (decrease) in net assets from operations	106,059	152,860	1,954,588	1,404,754

Contract Owner Transactions:
Purchase payments received	24,045	24,444	5,136	19,488
Transfers between Sub-Accounts (including the Fixed Account), net	2,599	713	(87,253)	24,617
Withdrawals, surrenders and contract charges	1	(144,584)	(54,845)	(214,955)
Mortality and expense risk charges	(1,135)	(1,137)	(11,297)	(10,240)
Cost of insurance charges	(63,672)	(56,146)	(104,100)	(93,688)

Net increase (decrease) from contract owner transactions	(38,162)	(176,710)	(252,359)	(274,778)

Total increase (decrease) in net assets	67,897	(23,850)	1,702,229	1,129,976
Net assets at beginning of year	528,901	552,751	10,447,007	9,317,031

Net assets at end of year	$596,798	$528,901	$12,149,236	$10,447,007

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	FF1 Sub-Account		FF2 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$10,562	$10,960	$20,803	$25,262
Net realized gains (losses)	8,306	(11,536)	55,302	(96,255)
Net change in unrealized appreciation/ (depreciation)	19,183	24,142	20,802	143,957

Increase (decrease) in net assets from operations	38,051	23,566	96,907	72,964

Contract Owner Transactions:
Purchase payments received	145	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	3,631	(20,791)	(246,433)	134,616
Withdrawals, surrenders and contract charges	(7,039)	(55,679)	(10,271)	(272,497)
Mortality and expense risk charges	(323)	(351)	(741)	(954)
Cost of insurance charges	(3,258)	(4,562)	(6,334)	(9,539)

Net increase (decrease) from contract owner transactions	(6,844)	(81,383)	(263,779)	(148,374)

Total increase (decrease) in net assets	31,207	(57,817)	(166,872)	(75,410)
Net assets at beginning of year	326,655	384,472	921,265	996,675

Net assets at end of year	$357,862	$326,655	$754,393	$921,265

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	FF3 Sub-Account		FVG Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$84,003	$64,132	$6,742	$5,993
Net realized gains (losses)	260,295	(41,559)	70,920	31,937
Net change in unrealized appreciation/ (depreciation)	156,312	226,982	4,625	35,705

Increase (decrease) in net assets from operations	500,610	249,555	82,287	73,635

Contract Owner Transactions:
Purchase payments received	36,318	24,273	8,173	5,610
Transfers between Sub-Accounts (including the Fixed Account), net	507,036	611,501	62,721	37,970
Withdrawals, surrenders and contract charges	(46,844)	(1,152,171)	(96,539)	—
Mortality and expense risk charges	(4,085)	(3,387)	(526)	(453)
Cost of insurance charges	(74,098)	(59,139)	(16,242)	(12,429)

Net increase (decrease) from contract owner transactions	418,327	(578,923)	(42,413)	30,698

Total increase (decrease) in net assets	918,937	(329,368)	39,874	104,333
Net assets at beginning of year	2,917,984	3,247,352	427,926	323,593

Net assets at end of year	$3,836,921	$2,917,984	$467,800	$427,926

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	FGP Sub-Account		F99 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$6,351	$16	$3,713	$—
Net realized gains (losses)	297,162	414,372	973,470	1,733,780
Net change in unrealized appreciation/ (depreciation)	74	15,535	108,387	35,267

Increase (decrease) in net assets from operations	303,587	429,923	1,085,570	1,769,047

Contract Owner Transactions:
Purchase payments received	177,214	145,497	63,528	79,696
Transfers between Sub-Accounts (including the Fixed Account), net	(1)	23,012	(344,417)	(396,368)
Withdrawals, surrenders and contract charges	(56,016)	(43,562)	(462,432)	—
Mortality and expense risk charges	(7,017)	(5,807)	(18,325)	(18,497)
Cost of insurance charges	(28,840)	(26,224)	(137,067)	(131,108)

Net increase (decrease) from contract owner transactions	85,340	92,916	(898,713)	(466,277)

Total increase (decrease) in net assets	388,927	522,839	186,857	1,302,770
Net assets at beginning of year	1,882,552	1,359,713	7,591,162	6,288,392

Net assets at end of year	$2,271,479	$1,882,552	$7,778,019	$7,591,162

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	FHI Sub-Account		FIP Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$19,461	$16,957	$728	$711
Net realized gains (losses)	10,367	(1,614)	1,942	901
Net change in unrealized appreciation/ (depreciation)	1,014	7,586	7,850	10,398

Increase (decrease) in net assets from operations	30,842	22,929	10,520	12,010

Contract Owner Transactions:
Purchase payments received	33,758	39,528	176	235
Transfers between Sub-Accounts (including the Fixed Account), net	(577)	1	(1,309)	(8)
Withdrawals, surrenders and contract charges	(31,632)	(2,025)	—	—
Mortality and expense risk charges	(845)	(770)	(64)	(61)
Cost of insurance charges	(10,955)	(10,426)	(702)	(608)

Net increase (decrease) from contract owner transactions	(10,251)	26,308	(1,899)	(442)

Total increase (decrease) in net assets	20,591	49,237	8,621	11,568
Net assets at beginning of year	289,110	239,873	59,533	47,965

Net assets at end of year	$309,701	$289,110	$68,154	$59,533

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	FIG Sub-Account		FMC Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$994,173	$1,086,842	$13,477	$15,315
Net realized gains (losses)	(3,689,034)	(528,862)	365,687	407,098
Net change in unrealized appreciation/ (depreciation)	4,568,914	(154,357)	(29,575)	15,914

Increase (decrease) in net assets from operations	1,874,053	403,623	349,589	438,327

Contract Owner Transactions:
Purchase payments received	102,575	6,422	16,174	11,216
Transfers between Sub - Accounts (including the Fixed Account), net	155,909	3,843,897	83,836	46,380
Withdrawals, surrenders and contract charges	(9,264,667)	(448,788)	(33,263)	—
Mortality and expense risk charges	(35,538)	(37,097)	(4,358)	(3,978)
Cost of insurance charges	(401,938)	(452,447)	(42,083)	(38,857)

Net increase (decrease) from contract owner transactions	(9,443,659)	2,911,987	20,306	14,761

Total increase (decrease) in net assets	(7,569,606)	3,315,610	369,895	453,088
Net assets at beginning of year	33,749,962	30,434,352	2,983,700	2,530,612

Net assets at end of year	$26,180,356	$33,749,962	$3,353,595	$2,983,700

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	FM8 Sub-Account		FOF Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$2,017,588	$1,880,600	$20,153	$18,816
Net realized gains (losses)	—	—	111,238	57,127
Net change in unrealized appreciation/ (depreciation)	—	—	104,046	(109,685)

Increase (decrease) in net assets from operations	2,017,588	1,880,600	235,437	(33,742)

Contract Owner Transactions:
Purchase payments received	239,876	185,153	40,511	1,482
Transfers between Sub - Accounts (including the Fixed Account), net	15,470,459	(325,854)	(28,951)	940,155
Withdrawals, surrenders and contract charges	(1,115,875)	(941,288)	(118,786)	—
Mortality and expense risk charges	(111,072)	(84,331)	(2,377)	(1,451)
Cost of insurance charges	(877,194)	(688,570)	(30,340)	(9,218)

Net increase (decrease) from contract owner transactions	13,606,194	(1,854,890)	(139,943)	930,968

Total increase (decrease) in net assets	15,623,782	25,710	95,494	897,226
Net assets at beginning of year	38,109,182	38,083,472	1,244,471	347,245

Net assets at end of year	$53,732,964	$38,109,182	$1,339,965	$1,244,471

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	F91 Sub-Account		FE3 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$5,970	$4,406	$15,266	$11,584
Net realized gains (losses)	62,774	24,883	114,717	5,146
Net change in unrealized appreciation/ (depreciation)	(5,665)	(21,051)	127,239	21,035

Increase (decrease) in net assets from operations	63,079	8,238	257,222	37,765

Contract Owner Transactions:
Purchase payments received	14,902	5,941	66,554	54,767
Transfers between Sub-Accounts (including the Fixed Account), net	6,049	70,287	—	(1)
Withdrawals, surrenders and contract charges	(248)	—	(17,324)	(11,148)
Mortality and expense risk charges	(769)	(590)	(2,590)	(2,038)
Cost of insurance charges	(24,785)	(21,370)	(8,706)	(6,555)

Net increase (decrease) from contract owner transactions	(4,851)	54,268	37,934	35,025

Total increase (decrease) in net assets	58,228	62,506	295,156	72,790
Net assets at beginning of year	316,673	254,167	647,823	575,033

Net assets at end of year	$374,901	$316,673	$942,979	$647,823

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	TFS Sub-Account		T20 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$5,803	$5,429	$22,187	$21,412
Net realized gains (losses)	64,833	3,981	80,291	(2,682)
Net change in unrealized appreciation/ (depreciation)	(18,219)	(10,407)	135,890	(25,650)

Increase (decrease) in net assets from operations	52,417	(997)	238,368	(6,920)

Contract Owner Transactions:
Purchase payments received	4,792	6,122	8,382	12,306
Transfers between Sub-Accounts (including the Fixed Account), net	(218,467)	—	3,897	(31,366)
Withdrawals, surrenders and contract charges	—	(13,422)	(94,007)	—
Mortality and expense risk charges	(390)	(454)	(2,539)	(2,637)
Cost of insurance charges	(6,413)	(7,304)	(14,316)	(13,689)

Net increase (decrease) from contract owner transactions	(220,478)	(15,058)	(98,583)	(35,386)

Total increase (decrease) in net assets	(168,061)	(16,055)	139,785	(42,306)
Net assets at beginning of year	197,710	213,765	821,676	863,982

Net assets at end of year	$29,649	$197,710	$961,461	$821,676

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	TSF Sub-Account		F56 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$60,906	$58,843	$1	$1
Net realized gains (losses)	458,063	51,969	19	27
Net change in unrealized appreciation/ (depreciation)	683,489	160,886	—	(8)

Increase (decrease) in net assets from operations	1,202,458	271,698	20	20

Contract Owner Transactions:
Purchase payments received	—	—	465	434
Transfers between Sub-Accounts (including the Fixed Account), net	(122,046)	22,072	2	1
Withdrawals, surrenders and contract charges	(21,805)	(98,866)	—	—
Mortality and expense risk charges	(4,419)	(4,039)	—	—
Cost of insurance charges	(39,474)	(35,672)	(491)	(526)

Net increase (decrease) from contract owner transactions	(187,744)	(116,505)	(24)	(91)

Total increase (decrease) in net assets	1,014,714	155,193	(4)	(71)
Net assets at beginning of year	5,014,424	4,859,231	4	75

Net assets at end of year	$6,029,138	$5,014,424	$—	$4

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	FSC Sub-Account		FRE Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$—	$—	$932	$1,403
Net realized gains (losses)	336	(282)	(270)	(2,069)
Net change in unrealized appreciation/ (depreciation)	4	1,488	3,941	704

Increase (decrease) in net assets from operations	340	1,206	4,603	38

Contract Owner Transactions:
Purchase payments received	1,305	918	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	2	2	(11,178)	(3,059)
Withdrawals, surrenders and contract charges	(3)	—	—	—
Mortality and expense risk charges	(25)	(22)	(62)	(69)
Cost of insurance charges	(463)	(459)	(800)	(2,715)

Net increase (decrease) from contract owner transactions	816	439	(12,040)	(5,843)

Total increase (decrease) in net assets	1,156	1,645	(7,437)	(5,805)
Net assets at beginning of year	11,875	10,230	68,336	74,141

Net assets at end of year	$13,031	$11,875	$60,899	$68,336

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	G31 Sub-Account		V15 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$328	$384	$—	$—
Net realized gains (losses)	7,873	7,669	500,923	23,299
Net change in unrealized appreciation/ (depreciation)	(1,759)	9,539	48,897	1,211,710

Increase (decrease) in net assets from operations	6,442	17,592	549,820	1,235,009

Contract Owner Transactions:
Purchase payments received	17,851	1,921	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	—	—	—	—
Withdrawals, surrenders and contract charges	—	—	—	(1)
Mortality and expense risk charges	(108)	(175)	(4,898)	(4,256)
Cost of insurance charges	(36,645)	(32,919)	(47,563)	(42,397)

Net increase (decrease) from contract owner transactions	(18,902)	(31,173)	(52,461)	(46,654)

Total increase (decrease) in net assets	(12,460)	(13,581)	497,359	1,188,355
Net assets at beginning of year	59,915	73,496	4,745,425	3,557,070

Net assets at end of year	$47,455	$59,915	$5,242,784	$4,745,425

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	VCP Sub-Account		A39 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$13,811	$12,975	$672	$617
Net realized gains (losses)	111,155	131,579	8,122	627
Net change in unrealized appreciation/ (depreciation)	20,783	(17,811)	6,484	27,265

Increase (decrease) in net assets from operations	145,749	126,743	15,278	28,509

Contract Owner Transactions:
Purchase payments received	231	406	2,801	3,046
Transfers between Sub-Accounts (including the Fixed Account), net	18,827	(570,351)	—	—
Withdrawals, surrenders and contract charges	(27,877)	(1,967)	—	(150,913)
Mortality and expense risk charges	(831)	(848)	(153)	(230)
Cost of insurance charges	(9,815)	(9,647)	(2,345)	(2,755)

Net increase (decrease) from contract owner transactions	(19,465)	(582,407)	303	(150,852)

Total increase (decrease) in net assets	126,284	(455,664)	15,581	(122,343)
Net assets at beginning of year	768,883	1,224,547	93,706	216,049

Net assets at end of year	$895,167	$768,883	$109,287	$93,706

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	IB1 Sub-Account		A21 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$35,136	$51,803	$5,906	$6,864
Net realized gains (losses)	454,037	214,576	26,309	1,124
Net change in unrealized appreciation/ (depreciation)	12,716	249,248	29,350	(5,378)

Increase (decrease) in net assets from operations	501,889	515,627	61,565	2,610

Contract Owner Transactions:
Purchase payments received	13,451	15,146	—	408
Transfers between Sub-Accounts (including the Fixed Account), net	(1,554,174)	(191,892)	—	—
Withdrawals, surrenders and contract charges	(21,908)	(27,437)	(1)	(34,669)
Mortality and expense risk charges	(4,241)	(4,870)	(812)	(799)
Cost of insurance charges	(27,365)	(30,412)	(4,076)	(3,917)

Net increase (decrease) from contract owner transactions	(1,594,237)	(239,465)	(4,889)	(38,977)

Total increase (decrease) in net assets	(1,092,348)	276,162	56,676	(36,367)
Net assets at beginning of year	3,656,068	3,379,906	375,075	411,442

Net assets at end of year	$2,563,720	$3,656,068	$431,751	$375,075

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	A22 Sub-Account		I76 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$1,976	$1,892	$—	$130
Net realized gains (losses)	102,054	9,056	32,653	1,106
Net change in unrealized appreciation/ (depreciation)	(46,274)	74,499	(13,637)	13,379

Increase (decrease) in net assets from operations	57,756	85,447	19,016	14,615

Contract Owner Transactions:
Purchase payments received	54,606	64,767	1,609	835
Transfers between Sub-Accounts (including the Fixed Account), net	(1,130)	—	495,442	4,838
Withdrawals, surrenders and contract charges	(62,658)	(3,928)	(506)	(1)
Mortality and expense risk charges	(1,679)	(1,554)	(1,021)	(184)
Cost of insurance charges	(21,702)	(20,853)	(7,817)	(1,902)

Net increase (decrease) from contract owner transactions	(32,563)	38,432	487,707	3,586

Total increase (decrease) in net assets	25,193	123,879	506,723	18,201
Net assets at beginning of year	602,524	478,645	104,820	86,619

Net assets at end of year	$627,717	$602,524	$611,543	$104,820

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MVP Sub-Account		JM7 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$2,062	$2,259	$2,185	$7,561
Net realized gains (losses)	22,307	13,569	80	(334,935)
Net change in unrealized appreciation/ (depreciation)	(8,379)	12,916	1,863	449,815

Increase (decrease) in net assets from operations	15,990	28,744	4,128	122,441

Contract Owner Transactions:
Purchase payments received	762	769	5,371	3,760
Transfers between Sub-Accounts (including the Fixed Account), net	26,075	(4,171)	866	(3,265,927)
Withdrawals, surrenders and contract charges	—	(388)	—	(11)
Mortality and expense risk charges	(890)	(847)	(93)	(3,086)
Cost of insurance charges	(6,084)	(5,996)	(1,193)	(78,484)

Net increase (decrease) from contract owner transactions	19,863	(10,633)	4,951	(3,343,748)

Total increase (decrease) in net assets	35,853	18,111	9,079	(3,221,307)
Net assets at beginning of year	233,171	215,060	52,780	3,274,087

Net assets at end of year	$269,024	$233,171	$61,859	$52,780

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	J43 Sub-Account		J32 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$118	$142	$3,391	$3,279
Net realized gains (losses)	1,291	67	37,488	50,498
Net change in unrealized appreciation/ (depreciation)	454	1,665	55,901	78,169

Increase (decrease) in net assets from operations	1,863	1,874	96,780	131,946

Contract Owner Transactions:
Purchase payments received	877	723	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	—	—	25,803	(18,552)
Withdrawals, surrenders and contract charges	(1)	(1)	—	—
Mortality and expense risk charges	(21)	(31)	(707)	(627)
Cost of insurance charges	(711)	(698)	(5,222)	(4,452)

Net increase (decrease) from contract owner transactions	144	(7)	19,874	(23,631)

Total increase (decrease) in net assets	2,007	1,867	116,654	108,315
Net assets at beginning of year	17,768	15,901	662,227	553,912

Net assets at end of year	$19,775	$17,768	$778,881	$662,227

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	LRI Sub-Account		MD8 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$49,058	$92,902	$4,360,892	$5,195,734
Net realized gains (losses)	227,414	82,314	—	—
Net change in unrealized appreciation/ (depreciation)	342,360	51,195	—	—

Increase (decrease) in net assets from operations	618,832	226,411	4,360,892	5,195,734

Contract Owner Transactions:
Purchase payments received	—	—	1,384,203	832,827
Transfers between Sub-Accounts (including the Fixed Account), net	(1,288,498)	(1,006,322)	2,522,297	5,212,324
Withdrawals, surrenders and contract charges	(68,580)	(1)	(1,771,288)	(2,817,009)
Mortality and expense risk charges	(3,104)	(5,204)	(117,530)	(114,317)
Cost of insurance charges	(25,228)	(35,043)	(2,818,736)	(5,025,317)

Net increase (decrease) from contract owner transactions	(1,385,410)	(1,046,570)	(801,054)	(1,911,492)

Total increase (decrease) in net assets	(766,578)	(820,159)	3,559,838	3,284,242
Net assets at beginning of year	2,580,717	3,400,876	112,097,594	108,813,352

Net assets at end of year	$1,814,139	$2,580,717	$115,657,432	$112,097,594

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M07 Sub-Account		M35 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$150,671	$127,586	$89,381	$76,750
Net realized gains (losses)	400,721	239,399	206,252	130,801
Net change in unrealized appreciation/ (depreciation)	33,992	16,270	69,715	30,510

Increase (decrease) in net assets from operations	585,384	383,255	365,348	238,061

Contract Owner Transactions:
Purchase payments received	5,602	4,687	22,567	36,972
Transfers between Sub-Accounts (including the Fixed Account), net	249,982	(216,055)	109,841	508,479
Withdrawals, surrenders and contract charges	(90,761)	(93,432)	(73,330)	(38,735)
Mortality and expense risk charges	(4,610)	(4,442)	(3,466)	(3,447)
Cost of insurance charges	(58,757)	(56,698)	(187,956)	(168,230)

Net increase (decrease) from contract owner transactions	101,456	(365,940)	(132,344)	335,039

Total increase (decrease) in net assets	686,840	17,315	233,004	573,100
Net assets at beginning of year	5,160,613	5,143,298	3,326,506	2,753,406

Net assets at end of year	$5,847,453	$5,160,613	$3,559,510	$3,326,506

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M31 Sub-Account		M80 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:	$—	$—	$—	$—
Net investment income (loss)	—	624,903	199,398	77,568
Net realized gains (losses)	—	(210,100)	(72,489)	173,725

Net change in unrealized appreciation/ (depreciation)	—	414,803	126,909	251,293

Increase (decrease) in net assets from operations
Contract Owner Transactions:
Purchase payments received	—	—	23,672	72,631
Transfers between Sub-Accounts (including the Fixed Account), net	—	(1,522,612)	6 ,921	(80,726)
Withdrawals, surrenders and contract charges	—	(13,692)	(90,145)	—
Mortality and expense risk charges	—	(1,258)	(2,459)	(2,424)
Cost of insurance charges	—	(31,844)	(26,871)	(37,416)

Net increase (decrease) from contract owner transactions	—	(1,569,406)	(88,882)	(47,935)

Total increase (decrease) in net assets	—	(1,154,603)	38,027	203,358
Net assets at beginning of year	—	1,154,603	1,034,268	830,910

Net assets at end of year	$—	$—	$1,072,295	$1,034,268

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MF1 Sub-Account		M41 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$—	$—	$—	$—
Net realized gains (losses)	388,124	171,614	42,769	21,711
Net change in unrealized appreciation/ (depreciation)	(237,306)	233,101	(35,811)	4,164

Increase (decrease) in net assets from operations	150,818	404,715	6,958	25,875

Contract Owner Transactions:
Purchase payments received	3,240	2,630	—	31,149
Transfers between Sub-Accounts (including the Fixed Account), net	(468,351)	351,131	(3,151)	6,731
Withdrawals, surrenders and contract charges	(60,789)	(1,740)	—	—
Mortality and expense risk charges	(6,884)	(6,417)	—	—
Cost of insurance charges	(52,976)	(52,942)	(17,690)	(28,260)

Net increase (decrease) from contract owner transactions	(585,760)	292,662	(20,841)	9,620

Total increase (decrease) in net assets	(434,942)	697,377	(13,883)	35,495
Net assets at beginning of year	3,548,591	2,851,214	204,048	168,553

Net assets at end of year	$3,113,649	$3,548,591	$190,165	$204,048

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M42 Sub-Account		M06 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$—	$—	$113,779	$125,779
Net realized gains (losses)	2,312	3,445	(20,455)	(85,068)
Net change in unrealized appreciation/ (depreciation)	5,064	(207)	85,280	43,572

Increase (decrease) in net assets from operations	7,376	3,238	178,604	84,283

Contract Owner Transactions:
Purchase payments received	473	32,795	104,408	76,160
Transfers between Sub-Accounts (including the Fixed Account), net	(10,643)	5,404	(5,347)	(2,173)
Withdrawals, surrenders and contract charges	—	—	(31,224)	(533,993)
Mortality and expense risk charges	—	—	(5,481)	(5,782)
Cost of insurance charges	(7,592)	(19,339)	(146,508)	(234,180)

Net increase (decrease) from contract owner transactions	(17,762)	18,860	(84,152)	(699,968)

Total increase (decrease) in net assets	(10,386)	22,098	94,452	(615,685)
Net assets at beginning of year	70,960	48,862	2,542,110	3,157,795

Net assets at end of year	$60,574	$70,960	$2,636,562	$2,542,110

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M33 Sub-Account		M44 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$3	$2	$24,462	$17,215
Net realized gains (losses)	(1)	40	112,092	28,185
Net change in unrealized appreciation/ (depreciation)	9	(14)	(14,064)	35,396

Increase (decrease) in net assets from operations	11	28	122,490	80,796

Contract Owner Transactions:
Purchase payments received	520	720	32,436	35,654
Transfers between Sub-Accounts (including the Fixed Account), net	—	1	(146,035)	—
Withdrawals, surrenders and contract charges	—	—	(28,536)	(11,842)
Mortality and expense risk charges	—	—	(1,838)	(1,731)
Cost of insurance charges	(800)	(745)	(17,528)	(17,259)

Net increase (decrease) from contract owner transactions	(280)	(24)	(161,501)	4,822

Total increase (decrease) in net assets	(269)	4	(39,011)	85,618
Net assets at beginning of year	280	276	776,134	690,516

Net assets at end of year	$11	$280	$737,123	$776,134

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M40 Sub-Account		M83 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$871	$598	$164,096	$180,762
Net realized gains (losses)	454	830	1,096,170	1,080,966
Net change in unrealized appreciation/ (depreciation)	3,016	1,634	(62,332)	(31,202)

Increase (decrease) in net assets from operations	4,341	3,062	1,197,934	1,230,526

Contract Owner Transactions:
Purchase payments received	—	1,483	5,851	4,065
Transfers between Sub-Accounts (including the Fixed Account), net	—	1	(2,490,176)	(1,339,934)
Withdrawals, surrenders and contract charges	—	—	(127,111)	(57,026)
Mortality and expense risk charges	(65)	(56)	(11,741)	(13,547)
Cost of insurance charges	(232)	(230)	(103,905)	(122,379)

Net increase (decrease) from contract owner transactions	(297)	1,198	(2,727,082)	(1,528,821)

Total increase (decrease) in net assets	4,044	4,260	(1,529,148)	(298,295)
Net assets at beginning of year	29,536	25,276	10,294,626	10,592,921

Net assets at end of year	$33,580	$29,536	$8,765,478	$10,294,626

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M08 Sub-Account		MB7 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$11,207	$22,234	$2,476	$2,329
Net realized gains (losses)	73,612	125,050	60,920	23,120
Net change in unrealized appreciation/ (depreciation)	35,254	8,922	(15,185)	39,084

Increase (decrease) in net assets from operations	120,073	156,206	48,211	64,533

Contract Owner Transactions:
Purchase payments received	—	8,400	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(766,325)	89,222	(3,982)	(2,426)
Withdrawals, surrenders and contract charges	1	(104,261)	—	—
Mortality and expense risk charges	(107)	(876)	(750)	(678)
Cost of insurance charges	(62,730)	(88,267)	(9,562)	(8,513)

Net increase (decrease) from contract owner transactions	(829,161)	(95,782)	(14,294)	(11,617)

Total increase (decrease) in net assets	(709,088)	60,424	33,917	52,916
Net assets at beginning of year	1,532,229	1,471,805	313,911	260,995

Net assets at end of year	$823,141	$1,532,229	$347,828	$313,911

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MC0 Sub-Account		MA0 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$66,602	$282,566	$3,594	$3,367
Net realized gains (losses)	(1,269,080)	(37,070)	1,233	866
Net change in unrealized appreciation/ (depreciation)	1,426,932	(33,378)	921	(1,863)

Increase (decrease) in net assets from operations	224,454	212,118	5,748	2,370

Contract Owner Transactions:
Purchase payments received	166,739	197,059	22,497	2,584
Transfers between Sub-Accounts (including the Fixed Account), net	(4,119)	—	5,584	6,729
Withdrawals, surrenders and contract charges	(6,196,569)	(9,500)	—	—
Mortality and expense risk charges	(6,345)	(9,465)	(72)	(117)
Cost of insurance charges	(85,754)	(126,159)	(28,087)	(24,227)

Net increase (decrease) from contract owner transactions	(6,126,048)	51,935	(78)	(15,031)

Total increase (decrease) in net assets	(5,901,594)	264,053	5,670	(12,661)
Net assets at beginning of year	7,280,144	7,016,091	82,213	94,874

Net assets at end of year	$1,378,550	$7,280,144	$87,883	$82,213

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MC1 Sub-Account		MC3 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$523	$7,814	$10,297	$10,589
Net realized gains (losses)	347,413	57,542	(3,572)	(18,045)
Net change in unrealized appreciation/ (depreciation)	(281,087)	244,821	133,842	57,151

Increase (decrease) in net assets from operations	66,849	310,177	140,567	49,695

Contract Owner Transactions:
Purchase payments received	—	870	1,434	959
Transfers between Sub-Accounts (including the Fixed Account), net	(1,885,392)	(176,614)	(46,416)	17,602
Withdrawals, surrenders and contract charges	(1)	(1)	—	(18,237)
Mortality and expense risk charges	(623)	(3,459)	(1,837)	(1,674)
Cost of insurance charges	(16,787)	(29,897)	(8,416)	(8,009)

Net increase (decrease) from contract owner transactions	(1,902,803)	(209,101)	(55,235)	(9,359)

Total increase (decrease) in net assets	(1,835,954)	101,076	85,332	40,336
Net assets at beginning of year	2,072,063	1,970,987	442,633	402,297

Net assets at end of year	$236,109	$2,072,063	$527,965	$442,633

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MC6 Sub-Account		MC9 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$5,042	$4,388	$20,797	$22,950
Net realized gains (losses)	190,192	103,818	403,533	161,752
Net change in unrealized appreciation/ (depreciation)	(86,568)	20,662	50,508	200,012

Increase (decrease) in net assets from operations	108,666	128,868	474,838	384,714

Contract Owner Transactions:
Purchase payments received	132,352	108,300	1,669	1,669
Transfers between Sub-Accounts (including the Fixed Account), net	—	—	(20,247)	(88,178)
Withdrawals, surrenders and contract charges	(27,661)	(15,788)	(104,496)	(98,965)
Mortality and expense risk charges	(4,745)	(4,183)	(5,664)	(5,291)
Cost of insurance charges	(14,717)	(13,029)	(40,820)	(35,777)

Net increase (decrease) from contract owner transactions	85,229	75,300	(169,558)	(226,542)

Total increase (decrease) in net assets	193,895	204,168	305,280	158,172
Net assets at beginning of year	1,314,184	1,110,016	2,829,215	2,671,043

Net assets at end of year	$1,508,079	$1,314,184	$3,134,495	$2,829,215

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M96 Sub-Account		MD2 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$348,127	$284,716	$—	$—
Net realized gains (losses)	(455,626)	(186,461)	—	—
Net change in unrealized appreciation/ (depreciation)	634,663	(51,493)	—	(1)

Increase (decrease) in net assets from operations	527,164	46,762	—	(1)

Contract Owner Transactions:
Purchase payments received	17,749	21,433	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(593,736)	1,088,328	—	1
Withdrawals, surrenders and contract charges	(635,617)	(146,753)	—	—
Mortality and expense risk charges	(9,404)	(9,569)	—	—
Cost of insurance charges	(205,287)	(247,013)	—	—

Net increase (decrease) from contract owner transactions	(1,426,295)	706,426	—	1

Total increase (decrease) in net assets	(899,131)	753,188	—	—
Net assets at beginning of year	7,865,494	7,112,306	2	2

Net assets at end of year	$6,966,363	$7,865,494	$2	$2

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MA6 Sub-Account		MA3 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$228,415	$176,746	$3,344	$4,039
Net realized gains (losses)	(32,903)	(14,332)	785	(510)
Net change in unrealized appreciation/ (depreciation)	78,536	29,598	137	65

Increase (decrease) in net assets from operations	274,048	192,012	4,266	3,594

Contract Owner Transactions:
Purchase payments received	106,587	87,737	293	20,807
Transfers between Sub-Accounts (including the Fixed Account), net	339,231	(107,137)	(8,331)	2,343
Withdrawals, surrenders and contract charges	(39,531)	(41,958)	—	(31,755)
Mortality and expense risk charges	(8,002)	(6,903)	(51)	(72)
Cost of insurance charges	(34,600)	(29,613)	(4,786)	(12,364)

Net increase (decrease) from contract owner transactions	363,685	(97,874)	(12,875)	(21,041)

Total increase (decrease) in net assets	637,733	94,138	(8,609)	(17,447)
Net assets at beginning of year	2,904,892	2,810,754	60,440	77,887

Net assets at end of year	$3,542,625	$2,904,892	$51,831	$60,440

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M97 Sub-Account		MD5 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$17,071	$15,958	$15,961	$16,182
Net realized gains (losses)	139,415	168,348	139,799	25,913
Net change in unrealized appreciation/ (depreciation)	187,010	(6,733)	236,880	66,434

Increase (decrease) in net assets from operations	343,496	177,573	392,640	108,529

Contract Owner Transactions:
Purchase payments received	1,858	1,285	—	4,008
Transfers between Sub-Accounts (including the Fixed Account), net	112,318	(795,795)	31,749	1,620,988
Withdrawals, surrenders and contract charges	(37,932)	(1)	(1)	(38,977)
Mortality and expense risk charges	(3,305)	(3,015)	(3,717)	(2,954)
Cost of insurance charges	(22,845)	(21,598)	(54,487)	(48,091)

Net increase (decrease) from contract owner transactions	50,094	(819,124)	(26,456)	1,534,974

Total increase (decrease) in net assets	393,590	(641,551)	366,184	1,643,503
Net assets at beginning of year	1,611,865	2,253,416	1,914,414	270,911

Net assets at end of year	$2,005,455	$1,611,865	$2,280,598	$1,914,414

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M98 Sub-Account		MD6 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$71,902	$56,573	$108	$124
Net realized gains (losses)	320,786	348,325	5,826	3,257
Net change in unrealized appreciation/ (depreciation)	933,106	(73,772)	(2,138)	1,775

Increase (decrease) in net assets from operations	1,325,794	331,126	3,796	5,156

Contract Owner Transactions:
Purchase payments received	762	720	1,778	1,106
Transfers between Sub-Accounts (including the Fixed Account), net	(152,083)	(742,865)	—	—
Withdrawals, surrenders and contract charges	(98,897)	(117,973)	—	—
Mortality and expense risk charges	(8,721)	(7,942)	(39)	(36)
Cost of insurance charges	(71,251)	(78,271)	(514)	(443)

Net increase (decrease) from contract owner transactions	(330,190)	(946,331)	1,225	627

Total increase (decrease) in net assets	995,604	(615,205)	5,021	5,783
Net assets at beginning of year	4,153,016	4,768,221	37,240	31,457

Net assets at end of year	$5,148,620	$4,153,016	$42,261	$37,240

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MB3 Sub-Account		ME2 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$55	$422	$41,410	$43,642
Net realized gains (losses)	53,073	36,167	134,242	54,970
Net change in unrealized appreciation/ (depreciation)	(23,273)	8,695	378,060	(49,999)

Increase (decrease) in net assets from operations	29,855	45,284	553,712	48,613

Contract Owner Transactions:
Purchase payments received	—	21,983	11,781	15,516
Transfers between Sub-Accounts (including the Fixed Account), net	8,894	5,222	(966,961)	594,155
Withdrawals, surrenders and contract charges	—	—	1	(671,131)
Mortality and expense risk charges	—	—	(3,235)	(3,379)
Cost of insurance charges	(26,735)	(32,697)	(55,114)	(52,998)

Net increase (decrease) from contract owner transactions	(17,841)	(5,492)	(1,013,528)	(117,837)

Total increase (decrease) in net assets	12,014	39,792	(459,816)	(69,224)
Net assets at beginning of year	322,903	283,111	2,761,035	2,830,259

Net assets at end of year	$334,917	$322,903	$2,301,219	$2,761,035

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MA7 Sub-Account		MB8 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$837	$867	$22,051	$23,290
Net realized gains (losses)	105	55	245,795	26,025
Net change in unrealized appreciation/ (depreciation)	467	(276)	(106,866)	57,618

Increase (decrease) in net assets from operations	1,409	646	160,980	106,933

Contract Owner Transactions:
Purchase payments received	—	504	1,335	463
Transfers between Sub-Accounts (including the Fixed Account), net	(1,558)	(65)	(275,705)	591,141
Withdrawals, surrenders and contract charges	—	—	(37)	(405,262)
Mortality and expense risk charges	—	—	(2,828)	(3,439)
Cost of insurance charges	(1,605)	(1,856)	(28,319)	(30,438)

Net increase (decrease) from contract owner transactions	(3,163)	(1,417)	(305,554)	152,465

Total increase (decrease) in net assets	(1,754)	(771)	(144,574)	259,398
Net assets at beginning of year	21,938	22,709	2,616,081	2,356,683

Net assets at end of year	$20,184	$21,938	$2,471,507	$2,616,081

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MF6 Sub-Account		MF2 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$111,640	$126,444	$109,252	$593,251
Net realized gains (losses)	(301,851)	(47,055)	160,982	(5,090)
Net change in unrealized appreciation/ (depreciation)	420,971	(244,060)	176,315	205,116

Increase (decrease) in net assets from operations	230,760	(164,671)	446,549	793,277

Contract Owner Transactions:
Purchase payments received	69,739	87,148	167,251	195,849
Transfers between Sub-Accounts (including the Fixed Account), net	559,254	(24,077)	154,384	334,460
Withdrawals, surrenders and contract charges	(71,729)	(141,767)	(13,935,778)	(9,762)
Mortality and expense risk charges	(8,676)	(7,844)	(10,053)	(17,260)
Cost of insurance charges	(75,196)	(70,545)	(136,848)	(230,548)

Net increase (decrease) from contract owner transactions	473,392	(157,085)	(13,761,044)	272,739

Total increase (decrease) in net assets	704,152	(321,756)	(13,314,495)	1,066,016
Net assets at beginning of year	5,885,630	6,207,386	15,902,635	14,836,619

Net assets at end of year	$6,589,782	$5,885,630	$2,588,140	$15,902,635

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MG3 Sub-Account		VMG Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$33,737	$41,707	$1,042	$—
Net realized gains (losses)	459,297	359,528	1,254	337
Net change in unrealized appreciation/ (depreciation)	(293,297)	15,871	29,093	57,366

Increase (decrease) in net assets from operations	199,737	417,106	31,389	57,703

Contract Owner Transactions:
Purchase payments received	81,140	119,992	1,027	889
Transfers between Sub-Accounts (including the Fixed Account), net	(243,997)	(85,942)	19,019	14,737
Withdrawals, surrenders and contract charges	(198,038)	(100,391)	(2)	(1)
Mortality and expense risk charges	(4,262)	(4,129)	(497)	(306)
Cost of insurance charges	(38,543)	(40,478)	(1,969)	(1,328)

Net increase (decrease) from contract owner transactions	(403,700)	(110,948)	17,578	13,991

Total increase (decrease) in net assets	(203,963)	306,158	48,967	71,694
Net assets at beginning of year	3,507,503	3,201,345	194,510	122,816

Net assets at end of year	$3,303,540	$3,507,503	$243,477	$194,510

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	NMC Sub-Account		NSE Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$—	$—	$—	$44
Net realized gains (losses)	7,559	3,401	1,702	1,216
Net change in unrealized appreciation/ (depreciation)	(4,676)	6,782	1,249	3,022

Increase (decrease) in net assets from operations	2,883	10,183	2,951	4,282

Contract Owner Transactions:
Purchase payments received	1,344	1,035	1,402	978
Transfers between Sub-Accounts (including the Fixed Account), net	—	(2)	—	—
Withdrawals, surrenders and contract charges	(1)	—	—	(2)
Mortality and expense risk charges	(61)	(73)	(39)	(38)
Cost of insurance charges	(2,694)	(2,431)	(810)	(748)

Net increase (decrease) from contract owner transactions	(1,412)	(1,471)	553	190

Total increase (decrease) in net assets	1,471	8,712	3,504	4,472
Net assets at beginning of year	51,578	42,866	20,934	16,462

Net assets at end of year	$53,049	$51,578	$24,438	$20,934

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	O01 Sub-Account		O00 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$—	$—	$—	$—
Net realized gains (losses)	366,304	16,748	3,315	(9,214)
Net change in unrealized appreciation/ (depreciation)	(28,509)	722,369	(1,640)	26,785

Increase (decrease) in net assets from operations	337,795	739,117	1,675	17,571

Contract Owner Transactions:
Purchase payments received	1,366	1,124	—	817
Transfers between Sub-Accounts (including the Fixed Account), net	(208,462)	(101,497)	—	—
Withdrawals, surrenders and contract charges	(31,458)	(1,410)	(3)	(111,714)
Mortality and expense risk charges	(1,054)	(929)	(74)	(140)
Cost of insurance charges	(15,936)	(14,206)	(959)	(1,437)

Net increase (decrease) from contract owner transactions	(255,544)	(116,918)	(1,036)	(112,474)

Total increase (decrease) in net assets	82,251	622,199	639	(94,903)
Net assets at beginning of year	2,773,237	2,151,038	35,838	130,741

Net assets at end of year	$2,855,488	$2,773,237	$36,477	$35,838

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	OGS Sub-Account		OSC Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$—	$—	$8,937	$—
Net realized gains (losses)	456,312	155,115	295,526	102,120
Net change in unrealized appreciation/ (depreciation)	78,051	317,154	(137,225)	153,775

Increase (decrease) in net assets from operations	534,363	472,269	167,238	255,895

Contract Owner Transactions:
Purchase payments received	109,212	129,534	76,653	62,950
Transfers between Sub-Accounts (including the Fixed Account), net	77,812	(176,700)	(377,760)	14,014
Withdrawals, surrenders and contract charges	(129,167)	(18,209)	(75,522)	(7,497)
Mortality and expense risk charges	(11,630)	(10,838)	(4,415)	(4,269)
Cost of insurance charges	(84,875)	(86,406)	(32,241)	(32,988)

Net increase (decrease) from contract owner transactions	(38,648)	(162,619)	(413,285)	32,210

Total increase (decrease) in net assets	495,715	309,650	(246,047)	288,105
Net assets at beginning of year	3,331,494	3,021,844	2,286,142	1,998,037

Net assets at end of year	$3,827,209	$3,331,494	$2,040,095	$2,286,142

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	P10 Sub-Account		PK8 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$39,702	$26,653	$185,778	$139,978
Net realized gains (losses)	39,739	(4,696)	(52,846)	(16,640)
Net change in unrealized appreciation/ (depreciation)	154,548	25,635	245,204	44,973

Increase (decrease) in net assets from operations	233,989	47,592	378,136	168,311

Contract Owner Transactions:
Purchase payments received	85,299	77,962	42,421	37,030
Transfers between Sub-Accounts (including the Fixed Account), net	(6,152)	87,447	(179,386)	1,756,919
Withdrawals, surrenders and contract charges	(29,466)	(5,336)	(71,185)	(9,131)
Mortality and expense risk charges	(4,498)	(3,873)	(3,962)	(3,272)
Cost of insurance charges	(20,568)	(18,969)	(32,128)	(26,908)

Net increase (decrease) from contract owner transactions	24,615	137,231	(244,240)	1,754,638

Total increase (decrease) in net assets	258,604	184,823	133,896	1,922,949
Net assets at beginning of year	1,222,716	1,037,893	2,573,345	650,396

Net assets at end of year	$1,481,320	$1,222,716	$2,707,241	$2,573,345

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	P06 Sub-Account		P07 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$505,834	$352,465	$1,546,856	$1,467,742
Net realized gains (losses)	(47,166)	(286,704)	(1,140,269)	(312,902)
Net change in unrealized appreciation/ (depreciation)	683,830	199,243	2,806,690	(284,025)

Increase (decrease) in net assets from operations	1,142,498	265,004	3,213,277	870,815

Contract Owner Transactions:
Purchase payments received	252,291	257,511	369,056	448,844
Transfers between Sub-Accounts (including the Fixed Account), net	1,942,554	(1,253,410)	(486,994)	3,580,583
Withdrawals, surrenders and contract charges	(532,295)	(608,913)	(2,243,397)	(834,031)
Mortality and expense risk charges	(25,203)	(21,434)	(102,227)	(99,546)
Cost of insurance charges	(207,684)	(192,791)	(527,070)	(508,713)

Net increase (decrease) from contract owner transactions	1,429,663	(1,819,037)	(2,990,632)	2,587,137

Total increase (decrease) in net assets	2,572,161	(1,554,033)	222,645	3,457,952
Net assets at beginning of year	12,835,948	14,389,981	38,407,267	34,949,315

Net assets at end of year	$15,408,109	$12,835,948	$38,629,912	$38,407,267

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	SCP Sub-Account		307 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$19,948	$17,364	$—	$—
Net realized gains (losses)	172,508	102,275	3,789,326	2,590,538
Net change in unrealized appreciation/ (depreciation)	(83,162)	(69,772)	452,048	3,960,061

Increase (decrease) in net assets from operations	109,294	49,867	4,241,374	6,550,599

Contract Owner Transactions:
Purchase payments received	41,420	49,542	97,561	83,387
Transfers between Sub-Accounts (including the Fixed Account), net	(398,397)	(13,659)	(2,335,970)	(3,349,636)
Withdrawals, surrenders and contract charges	(35,113)	(22,898)	(533,772)	(130,083)
Mortality and expense risk charges	(3,383)	(3,600)	(28,999)	(27,005)
Cost of insurance charges	(28,438)	(32,232)	(284,576)	(256,372)

Net increase (decrease) from contract owner transactions	(423,911)	(22,847)	(3,085,756)	(3,679,709)

Total increase (decrease) in net assets	(314,617)	27,020	1,155,618	2,870,890
Net assets at beginning of year	1,441,014	1,413,994	22,450,933	19,580,043

Net assets at end of year	$1,126,397	$1,441,014	$23,606,551	$22,450,933

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	REI Sub-Account		RNA Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$41,496	$53,695	$—	$46
Net realized gains (losses)	352,550	253,564	9,520	8,374
Net change in unrealized appreciation/ (depreciation)	(48,292)	64,117	854	4,819

Increase (decrease) in net assets from operations	345,754	371,376	10,374	13,239

Contract Owner Transactions:
Purchase payments received	90,736	68,153	1,777	1,106
Transfers between Sub-Accounts (including the Fixed Account), net	687	(781,151)	—	1
Withdrawals, surrenders and contract charges	(138,497)	(4,094)	—	—
Mortality and expense risk charges	(4,216)	(4,774)	(69)	(62)
Cost of insurance charges	(72,298)	(86,759)	(3,670)	(3,235)

Net increase (decrease) from contract owner transactions	(123,588)	(808,625)	(1,962)	(2,190)

Total increase (decrease) in net assets	222,166	(437,249)	8,412	11,049
Net assets at beginning of year	2,443,934	2,881,183	64,270	53,221

Net assets at end of year	$2,666,100	$2,443,934	$72,682	$64,270

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	W42 Sub-Account
	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$—	$—
Net realized gains (losses)	451	394
Net change in unrealized appreciation/ (depreciation)	1,014	4,044

Increase (decrease) in net assets from operations	1,465	4,438

Contract Owner Transactions:
Purchase payments received	762	720
Transfers between Sub-Accounts (including the Fixed Account), net	—	—
Withdrawals, surrenders and contract charges	1	(1)
Mortality and expense risk charges	(46)	(48)
Cost of insurance charges	(2,191)	(2,105)

Net increase (decrease) from contract owner transactions	(1,474)	(1,434)

Total increase (decrease) in net assets	(9)	3,004
Net assets at beginning of year	34,742	31,738

Net assets at end of year	$34,733	$34,742

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

1. BUSINESS AND ORGANIZATION

Delaware Life Variable Account G (the “Variable Account”) is a separate account of Delaware Life Insurance Company (the “Sponsor”). The Variable Account was established on July 25, 1996 as a funding vehicle for the variable portion of certain individual variable life insurance contracts (collectively, the “Contracts”) issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the Delaware Insurance Department and is an investment company. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.

There are three universal life insurance products in the Variable Account as follows: Corporate VUL, FuturitySM Corporate VUL, and Large Case VUL. The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended. The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

A summary of the name changes related to Sub-Accounts held by the contract owners of the Variable Account during the current year, is as follows:

Sub-Account	Previous Name	Effective Date
C89	CTIVP - Loomis Sayles Growth Fund Class 1	June 2, 2025
DRS	LVIP Macquarie U.S. REIT Fund Standard Class	November 3, 2025
DSV	Macquarie VIP Small Cap Value Series Standard Class	November 3, 2025
D37	LVIP Macquarie SMID Cap Core Fund Standard Class	November 3, 2025
DSC	BNY Mellon Variable Investment Fund: Opportunistic Small Cap Portfolio, Initial Shares	December 31, 2025
NSE	Neuberger Berman AMT Sustainable Equity Portfolio Class I	July 28, 2025
O01	Invesco V.I. Capital Appreciation Fund, Series I	April 30, 2025
W42	Wanger Acorn	June 2, 2025

There were no Sub-Accounts held by the contract owners of the Variable Account that were closed, merged into another Sub-Account or commenced operations during the current year.

The following Sub-Accounts are active but has had zero balance for more than five years and therefore are not disclosed in the Statements of Assets and Liabilities, Statements of Changes in Net Assets or the financial highlights in Note 10.

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio Class 1 Sub-Account (NAR)
Neuberger Berman AMT Short Duration Bond Portfolio Class I Sub-Account (NLM)
Rydex VT Nova Fund Sub-Account (R02)
MFS VIT I New Discovery Series Initial Class Sub-Account (M05)

There were no Sub-Accounts held by the contract owners of the Variable Account, with commencement dates earlier than the past five years, but for which the first activity occurred within the last five years

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Investment Valuation and Transactions

Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2025. Transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are determined on the first in, first out basis. Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

Units

The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received. The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 5.

Purchase Payments

Upon issuance of new Contracts, the initial purchase payment is credited to the contract in the form of units. All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers

Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt. In addition, transfers can be made between the Sub-Accounts and the “Fixed Account.” The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

Contract Loans

Contract holders are permitted to borrow against the cash value of their accounts. The loan proceeds are deducted from the Variable Account and recorded in the Sponsor’s general account as an asset. Contract loan activity is reflected in the Transfers between Sub-Accounts (including the Fixed Account) line on the Statements of Changes in Net Assets.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Federal Income Taxes

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary, a provision may be made in future years.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is fair value measurements of investments. Actual results could vary from the amounts derived from the Sponsor management’s estimates.

Subsequent events

The Sponsor’s management has evaluated events subsequent to December 31, 2025 through the date the financial statements are issued, noting that there are no subsequent events requiring accounting adjustments or disclosure.

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value. Fair value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820, “Fair Value Measurements and Disclosures” (“Topic 820”), establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three-level hierarchy described above. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

The Variable Account uses the Funds’ closing net asset value to determine the fair value of its Sub-Accounts. As of December 31, 2025, the net assets held in the Variable Account were categorized as Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2025. There were no transfers between levels during the year ended December 31, 2025.

4. RELATED-PARTY TRANSACTIONS

Security Investors, LLC, one of the companies in the investment management businesses of Guggenheim Partners, LLC and a related-party of the Sponsor, is the investment advisor to certain Rydex funds and charges a management fee at an annual rate 0.75% of the Rydex funds’ average daily net assets.

The Sponsor provides administrative services necessary for the operation of the Variable Account. The Sponsor absorbs all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

5. CONTRACT CHARGES

Mortality and expense risk charges

Charges for mortality and expense risks are based on the value of the Sub-Account and are deducted daily from the participant’s account to cover the risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. These charges are reflected in the Statements of Changes in Net Assets. As of December 31, 2025, the deduction is at an effective annual rate based on assets as follows:

	Years 1 - 10	Years 11 - 20	Years 21+
FuturitySM Corporate VUL	0.40%	0.25%	0.20%
Corporate VUL	0.60%	0.20%	0.10%
Large Case VUL	< 0.50%	< 0.10%	< 0.10%

Sales charges

Certain charges are deducted from the premium before it is allocated by Sub-Account. For the Corporate VUL and FuturitySM Corporate VUL products, these charges consist of premium tax, federal Deferred Acquisition Cost (“DAC”) tax and the sales load. The premium tax ranges from 2% to 7% of the premium in most states, except Kentucky which will not exceed 9%. The DAC tax charge is 1.25% of the premium. The sales load is not to exceed 8.75% of the premium up to target premium and 2.25% of the premium in excess of the target premium. For the Large Case VUL product, these expense charges consist of only the premium expense load. The premium expense load is 7.50% of the premium up to target premium and 2.50% of the premium in excess of the target premium.

Administration charges

At the beginning of each month, an account administration fee is deducted from the participant’s account to reimburse the Sponsor for certain administrative expenses. For the Corporate VUL and the FuturitySM Corporate VUL products, the monthly charge is $13.75 per policy for each month in the first policy year and $7.50 for months thereafter. For the Large Case VUL products, the monthly charge is $5.00 per policy for each policy month. These charges are reported in the Statements of Changes in Net Assets as part of “Withdrawals, surrenders and contract charges”.

Charges for Life Insurance Protection

On the monthly anniversary of the contract, the cost of insurance is deducted from each Sub-Account through a redemption of units to cover the anticipated cost of providing life insurance. The charge is based on the length of time a policy has been in force and other factors, including issue age, sex and rating class of the insured, and will not exceed the guaranteed maximum monthly cost of insurance rates based on the 1980 or 2001 Commissioners Standard Ordinary Mortality Tables, depending on the policy investment start date. These charges are reflected in the Statements of Changes in Net Assets under the “Cost of insurance charges” line item.

Other Contract Charges

The Large Case VUL products also charge a deferred expense load applied to the premium. The maximum charge will not exceed 0.40% of premium.

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction from the premium payment.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

6. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2025 were as follows:

	Purchases	Sales
A70	$4	$2
A71	821,947	178,043
IVP	1,343	287
A19	—	6,907
ASM	5,912	42,262
A54	99,946	182,615
A51	84,576	20,308
308	1,358,232	178,235
301	4,256,205	1,024,033
304	109,674	38,660
309	6,501	1,918
306	47,221	23,721
303	57,543	324,999
302	5,428,880	263,626
305	69,038	51,428
300	2,238,643	3,583,286
BLG	325,775	345,751
MSV	55,639	8,734
C89	2,119	872
C58	162	83
DRS	641,205	306,075
DSV	953,921	794,251
D37	397,704	467,421
001	1	—
SSI	147,051	112,610
D55	372,993	293,192
S61	2	—
D18	201,029	138,089
DTG	1,051,168	67,695
DSI	37,842,573	50,035,628
DCA	950,417	57,092
DSC	2,640	1,065
DGI	9,121	1,594
FVI	165,568	45,520
FCN	2,943,275	949,602
F24	114,370	60,676

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

6. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
FEI	$1,022,288	$433,507
FF1	32,375	15,739
FF2	93,451	286,316
FF3	1,512,964	863,950
FVG	116,635	111,344
FGP	462,349	91,495
F99	2,067,894	1,966,594
FHI	346,817	337,607
FIP	1,686	2,538
FIG	9,264,891	17,714,377
FMC	568,805	192,301
FM8	50,132,538	34,508,756
FOF	297,166	304,406
F91	223,501	183,972
FE3	191,443	28,361
TFS	24,925	225,003
T20	95,635	110,079
TSF	564,208	287,542
F56	462	479
FSC	1,865	487
FRE	3,518	14,626
G31	24,381	36,752
V15	472,527	52,461
VCP	225,754	144,326
A39	11,203	2,493
IB1	580,194	1,953,668
A21	32,117	4,889
A22	720,176	692,474
I76	604,102	91,401
MVP	51,340	6,856
JM7	11,007	3,871
J43	2,506	731
J32	84,231	40,311
LRI	101,355	1,437,707
MD8	15,232,900	11,673,062

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

6. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
M07	$892,593	$238,697
M35	632,143	412,143
M80	249,114	120,226
MF1	797,560	873,445
M41	38,836	20,841
M42	363	18,125
M06	230,035	200,408
M33	480	679
M44	310,098	435,950
M40	1,305	297
M83	1,932,911	3,732,517
M08	75,837	831,870
MB7	61,083	14,294
MC0	1,541,274	7,600,720
MA0	31,662	28,146
MC1	179,592	2,058,064
MC3	21,322	62,779
MC6	318,436	46,620
MC9	625,642	415,719
M96	1,128,522	2,206,690
MA6	1,081,858	489,758
MA3	3,682	13,213
M97	303,927	135,206
MD5	262,895	155,059
M98	367,059	364,842
MD6	7,567	550
MB3	59,516	29,265
ME2	200,504	1,172,622
MA7	937	3,263
MB8	795,085	860,758
MF6	3,140,526	2,555,494
MF2	1,755,895	15,407,687
MG3	660,863	737,194
VMG	21,375	2,755
NMC	8,127	2,537
NSE	2,786	846

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

6. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
O01	$523,083	$451,726
O00	3,038	1,036
OGS	2,252,902	1,618,270
OSC	339,441	543,193
P10	370,383	306,066
PK8	318,201	376,663
P06	5,339,286	3,403,789
P07	5,897,663	7,341,439
SCP	516,769	844,076
307	5,486,754	6,653,591
REI	1,034,652	865,589
RNA	9,773	3,737
W42	657	2,131

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2025 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
A71	11,651	2,867	8,784
IVP	74	17	57
A19	—	76	(76)
ASM	45	1,141	(1,096)
A54	2,013	3,392	(1,379)
A51	11,143	9,093	2,050
308	20,567	7,768	12,799
301	235,604	59,536	176,068
304	325	541	(216)
309	1,330	1,269	61
306	799	561	238
303	27,254	29,513	(2,259)
302	73,335	15,814	57,521
305	1,724	1,565	159
300	97,536	148,070	(50,534)
BLG	1,378	4,315	(2,937)
MSV	37	156	(119)
C89	59	24	35
C58	8	4	4
DRS	35,818	31,089	4,729
DSV	26,226	28,102	(1,876)
D37	8,063	9,365	(1,302)
SSI	6,322	7,141	(819)
D55	3,860	4,273	(413)

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
D18	34,607	35,618	(1,011)
DTG	1,403	549	854
DSI	543,022	829,358	(286,336)
DCA	22,690	23,450	(760)
DSC	61	26	35
DGI	23	22	1
FVI	4,168	3,096	1,072
FCN	15,665	18,850	(3,185)
F24	200	519	(319)
FEI	5,236	10,988	(5,752)
FF1	18,739	18,993	(254)
FF2	42,883	51,965	(9,082)
FF3	83,733	71,242	12,491
FVG	2,204	2,875	(671)
FGP	2,809	2,113	696
F99	10,255	17,982	(7,727)
FHI	1,204	1,486	(282)
FIP	6	21	(15)
FIG	337,949	653,071	(315,122)
FMC	27,497	27,143	354
FM8	3,759,649	2,780,228	979,421
FOF	7,253	11,266	(4,013)
F91	3,975	4,086	(111)
FE3	2,221	815	1,406
TFS	400	7,544	(7,144)
T20	354	2,712	(2,358)
TSF	2,428	6,224	(3,796)
F56	11	11	—
FSC	22	8	14
FRE	27,471	28,184	(713)
G31	209	452	(243)
V15	—	903	(903)
VCP	2,259	2,378	(119)
A39	41	36	5
IB1	24,153	50,496	(26,343)
A21	—	101	(101)
A22	13,842	14,452	(610)
I76	15,021	2,560	12,461
MVP	35,971	35,502	469

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
JM7	543	238	305
J43	15	13	2
J32	598	412	186
LRI	2,254	55,682	(53,428)
MD8	773,381	820,947	(47,566)
M07	47,290	42,734	4,556
M35	13,004	18,522	(5,518)
M80	838	2,094	(1,256)
MF1	26,188	37,971	(11,783)
M41	274	716	(442)
M42	235	954	(719)
M06	8,736	15,221	(6,485)
M33	11	17	(6)
M44	7,398	14,616	(7,218)
M40	—	15	(15)
M83	74,414	147,833	(73,419)
M08	178	33,590	(33,412)
MB7	2	175	(173)
MC0	7,535	288,701	(281,166)
MA0	1,154	1,168	(14)
MC1	3,174	39,669	(36,495)
MC3	4,388	7,070	(2,682)
MC6	1,333	454	879
MC9	5,298	7,839	(2,541)
M96	45,280	98,111	(52,831)
MA6	50,102	28,760	21,342
MA3	45	377	(332)
M97	4,999	3,650	1,349
MD5	2,452	3,005	(553)
M98	52,205	62,134	(9,929)
MD6	27	8	19
MB3	252	473	(221)
ME2	4,983	32,972	(27,989)
MA7	4	140	(136)
MB8	16,279	19,137	(2,858)

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
MF6	44,318	37,002	7,316
MF2	23,218	966,723	(943,505)
MG3	66,759	75,885	(9,126)
VMG	12,101	11,858	243
NMC	16	31	(15)
NSE	64	37	27
O01	2,974	6,413	(3,439)
O00	—	60	(60)
OGS	28,410	28,623	(213)
OSC	2,229	8,333	(6,104)
P10	11,987	9,531	2,456
PK8	5,839	15,456	(9,617)
P06	218,026	154,541	63,485
P07	168,309	296,590	(128,281)
SCP	16,396	28,472	(12,076)
307	36,484	70,928	(34,444)
REI	14,243	16,053	(1,810)
RNA	16	33	(17)
W42	1,884	1,921	(37)

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

The changes in units outstanding for the year ended December 31, 2024 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
A71	2,093	5,688	(3,595)
AM2	—	37,145	(37,145)
IVP	60	20	40
A19	—	80	(80)
ASM	159	188	(29)
A54	1,848	6,916	(5,068)
A51	3,720	2,994	726
308	6,962	3,622	3,340
301	11,416	13,987	(2,571)
304	321	941	(620)
309	256	255	1
306	1,207	748	459
303	15,316	16,514	(1,198)
302	4,334	4,612	(278)
305	2,039	1,679	360
300	56,094	130,948	(74,854)
BLG	1,483	4,046	(2,563)
MSV	67	168	(101)
C89	50	27	23
DRS	67,064	24,293	42,771
DSV	16,986	23,430	(6,444)
D37	2,154	4,438	(2,284)
SSI	8,920	5,552	3,368
D55	1,293	2,649	(1,356)

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
D18	11,012	1,038	9,974
DTG	3,861	3,227	634
DSI	118,772	267,858	(149,086)
DCA	1,156	5,632	(4,476)
DSC	44	29	15
DGI	21	26	(5)
FVI	2,493	1,356	1,137
FCN	6,992	7,287	(295)
F24	431	2,290	(1,859)
FEI	3,393	11,156	(7,763)
FF1	4,473	7,595	(3,122)
FF2	27,170	32,592	(5,422)
FF3	59,185	78,869	(19,684)
FVG	724	221	503
FGP	4,740	3,948	792
F99	5,044	10,790	(5,746)
FHI	4,172	3,279	893
FIP	11	15	(4)
FIG	262,748	170,022	92,726
FMC	17,152	16,980	172
FM8	440,072	577,705	(137,633)
FOF	30,896	4,063	26,833
F91	2,159	935	1,224
FE3	11,324	9,953	1,371
TFS	250	860	(610)
T20	1,604	2,666	(1,062)
TSF	2,971	5,935	(2,964)
F56	12	15	(3)
FSC	829	822	7
FRE	18,360	18,705	(345)
G31	26	509	(483)
V15	—	1,028	(1,028)
VCP	345	11,810	(11,465)
A39	51	2,710	(2,659)
IB1	15,112	19,994	(4,882)
A21	9	898	(889)
A22	2,035	1,145	890
I76	609	541	68
MVP	2,039	2,295	(256)

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
JM7	494	208,551	(208,057)
J43	13	13	—
J32	358	619	(261)
LRI	11,722	56,135	(44,413)
MD8	867,125	1,031,209	(164,084)
M07	23,925	41,479	(17,554)
M35	30,358	13,630	16,728
M31	—	24,314	(24,314)
M80	1,316	2,272	(956)
MF1	26,265	20,352	5,913
M41	884	666	218
M05	1,245	1,245	—
M42	1,602	823	779
M06	6,368	63,457	(57,089)
M33	17	20	(3)
M44	4,703	4,499	204
M40	93	18	75
M83	15,699	60,218	(44,519)
M08	10,580	15,315	(4,735)
MB7	—	174	(174)
MC0	10,019	7,706	2,313
MA0	407	1,155	(748)
MC1	7,230	12,970	(5,740)
MC3	3,029	3,430	(401)
MC6	1,176	359	817
MC9	1,009	5,835	(4,826)
M96	65,413	38,266	27,147
MA6	18,218	24,298	(6,080)
MA3	626	1,224	(598)
M97	3,816	29,810	(25,994)
MD5	36,370	2,806	33,564
M98	35,412	68,552	(33,140)
MD6	18	8	10
MB3	364	460	(96)
ME2	27,376	32,425	(5,049)
MA7	22	91	(69)
MB8	19,318	16,557	2,761

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
MF6	5,277	7,701	(2,424)
MF2	42,183	22,927	19,256
MG3	46,049	49,231	(3,182)
VMG	6,174	5,949	225
NMC	13	34	(21)
NSE	51	44	7
O01	4,342	5,946	(1,604)
O00	53	7,457	(7,404)
OGS	18,492	21,550	(3,058)
OSC	2,183	1,686	497
P10	18,002	3,812	14,190
PK8	88,249	5,901	82,348
P06	56,382	138,080	(81,698)
P07	209,841	98,527	111,314
SCP	6,203	6,908	(705)
307	40,464	92,102	(51,638)
REI	8,147	20,651	(12,504)
RNA	11	36	(25)
W42	19	58	(39)

8. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable life contract, other than a pension plan contract, is not treated as a life contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

9. SEGMENT REPORTING

The Variable Account derives revenues from the variable portion of certain variable life insurance products sold by the Sponsor. The Sponsor has identified its Chief Product Officer as the chief operating decision maker for overseeing the Variable Account’s variable life insurance products and the performance of the Funds to evaluate the results of the business and make operational decisions. The Variable Account’s products constitute a single operating segment and therefore, a single reportable segment. The Variable Account is structured with a limited purpose by design and its sole purpose is to record and report the Funds’ activities and performance. Investment performance of the Funds may vary based on the Fund’s investment objectives specified in the fund prospectuses. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies herein. Refer to the Variable Account’s Statement of Operations for segment expenses for the year ended December 31, 2025 and the Statement of Assets and Liabilities for segment assets at December 31, 2025.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

10. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratios and the total return, for each of the five years in the period ended December 31, is as follows:

	At December 31,			For the years ended December 31,
	Units	Unit Value lowest to highest[3,4]	Net Assets	Investment Income Ratio[1]	Total Return[2]
A70
2025	—	$45.3268	$15	—%	6.03%
2024	—	42.7509	14	—	0.06
2023	—	40.3464	13	—	15.70
2022	—	34.8708	12	—	(27.17)
2021	—	47.8780	—	—	22.57
A71
2025	20,537	64.8160	1,334,969	0.97	10.20
2024	11,753	58.8174	694,761	1.09	12.76
2023	15,348	52.1594	802,585	1.13	11.72
2022	22,329	46.6870	1,044,151	1.12	(4.42)
2021	21,324	48.8456	1,044,446	0.69	27.84
AM2[5]
2023	37,145	42.98	1,595,414	—	12.35
2022	34,866	38.25	1,331,119	—	(27.81)
2021	37,705	52.98	1,997,771	—	8.01
IVP
2025	439	18.7790	8,241	2.70	41.70
2024	382	13.2531	5,066	2.83	5.07
2023	342	12.6140	4,290	0.90	15.15
2022	252	10.9546	2,751	5.12	(13.61)
2021	198	12.6805	2,489	2.30	11.08
A19
2025	2,706	96.9858	262,460	—	4.45
2024	2,782	92.8546	258,326	—	18.44
2023	2,862	78.3952	223,941	—	17.73
2022	2,981	66.5917	198,185	—	(39.26)
2021	3,052	109.6414	334,589	—	9.20
ASM
2025	31	37.8084	1,170	1.11	2.89
2024	1,127	36.7477	41,426	0.87	10.02
2023	1,156	33.4009	38,510	1.07	17.18
2022	1,191	28.5041	33,861	1.09	(15.63)
2021	1,213	33.7842	41,003	0.53	35.95
A54
2025	12,843	60.1427	772,400	—	16.76
2024	14,222	51.5076	732,511	—	21.07
2023	19,290	42.5443	820,662	—	23.17
2022	19,909	34.5404	687,642	—	(36.07)
2021	18,505	54.0306	999,800	—	4.20

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
	Units	Unit Value lowest to highest[3,4]	Net Assets	Investment Income Ratio[1]	Total Return[2]
A51
2025	15,641	$35.0134	$547,655	—%	5.91%
2024	13,591	33.0592	449,321	0.40	8.13
2023	12,865	30.5732	392,715	—	16.49
2022	11,039	26.2453	289,366	—	(38.01)
2021	6,664	42.3402	282,167	—	(6.06)
308
2025	67,266	72.6679	4,888,057	1.54	17.21
2024	54,467	61.9985	3,376,889	1.65	19.14
2023	51,127	52.0365	2,658,959	1.88	17.29
2022	52,200	44.3671	2,314,671	1.97	(8.45)
2021	49,406	48.4637	2,394,420	1.57	27.78
301
2025	287,007	17.9468	5,150,853	5.38	7.26
2024	110,939	16.7321	1,856,240	4.14	1.16
2023	113,510	16.5409	1,875,937	3.48	5.02
2022	125,350	15.7504	1,972,116	2.89	(12.58)
2021	131,135	18.0170	2,362,655	1.40	(0.31)
304
2025	8,870	77.4052	686,605	1.39	21.63
2024	9,086	63.6419	578,246	1.58	13.68
2023	9,706	55.9822	542,354	0.92	22.60
2022	9,387	45.6614	427,983	0.67	(24.74)
2021	9,326	60.6703	565,787	0.37	16.42
309
2025	504	62.3666	31,428	1.47	24.80
2024	443	49.9714	22,133	1.72	14.00
2023	442	43.8329	19,275	1.99	20.88
2022	351	36.2617	12,645	2.48	(17.33)
2021	298	43.8652	13,076	1.83	14.78
306
2025	12,822	46.3681	594,521	0.36	14.64
2024	12,584	40.4479	508,998	1.06	2.33
2023	12,125	39.5264	478,460	0.27	16.17
2022	11,061	34.0239	375,821	—	(29.55)
2021	10,282	48.2977	496,580	—	6.74
303
2025	1,915	137.5648	263,820	0.18	20.23
2024	4,174	114.4185	477,881	0.32	31.63
2023	5,372	86.9276	465,706	0.36	38.48
2022	6,959	62.7721	434,828	0.34	(29.94)
2021	6,818	89.5934	611,044	0.28	21.99
302
2025	65,296	87.7103	5,727,056	0.51	18.06
2024	7,775	74.2903	577,611	1.18	24.23
2023	8,053	59.8020	481,253	1.56	26.14
2022	7,854	47.4103	371,751	1.28	(16.49)
2021	10,422	56.7739	591,652	1.14	24.10

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
	Units	Unit Value lowest to highest[3,4]	Net Assets	Investment Income Ratio[1]	Total Return[2]
305
2025	5,034	$34.8279	$175,326	7.18%	8.24%
2024	4,875	32.1759	156,873	7.75	9.67
2023	4,515	29.3395	132,471	9.62	12.45
2022	2,137	26.0905	55,691	10.07	(9.26)
2021	752	28.7545	21,635	7.74	8.42
300
2025	546,395	34.4077	18,800,137	1.32	26.76
2024	596,929	27.1429	16,202,364	1.14	3.16
2023	671,783	26.3117	17,643,719	1.31	15.84
2022	723,445	22.7130	16,405,390	1.75	(20.79)
2021	716,552	28.6728	20,545,515	2.44	(1.50)
BLG
2025	19,882	34.5503	686,928	3.37	19.80
2024	22,819	28.8410	658,131	1.32	9.23
2023	25,382	26.4031	662,743	2.15	12.83
2022	29,091	23.4011	675,973	—	(15.86)
2021	31,666	27.8117	880,676	0.92	6.67
MSV
2025	12,561	62.0327	779,122	0.85	11.11
2024	12,680	55.8282	707,861	0.80	12.05
2023	12,781	49.8224	636,190	1.00	18.88
2022	12,776	41.9085	534,996	0.85	(16.48)
2021	15,336	50.1750	769,417	0.89	13.64
C89
2025	315	39.1923	12,339	—	13.78
2024	280	34.4471	9,637	—	21.42
2023	257	28.3702	7,257	—	39.54
2022	191	20.3317	3,856	—	(28.00)
2021	155	28.2404	4,373	—	18.57
C58
2025	4	21.6582	89	—	37.86
DRS
2025	99,944	44.1660	4,414,235	3.00	1.02
2024	95,215	43.7209	4,162,976	3.56	7.87
2023	52,444	40.5297	2,122,178	3.49	12.58
2022	51,642	36.0021	1,856,081	3.09	(25.30)
2021	53,934	48.1968	2,599,447	3.10	43.07
DSV
2025	67,622	62.5140	4,227,267	1.24	8.16
2024	69,498	57.7973	4,016,729	1.33	11.32
2023	75,942	51.9202	3,938,732	0.96	9.44
2022	74,277	47.4401	3,513,157	0.84	(12.09)
2021	76,840	53.9636	4,146,546	0.76	34.42

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
	Units	Unit Value lowest to highest[3,4]	Net Assets	Investment Income Ratio[1]	Total Return[2]
D37
2025	23,228	$85.0270	$1,974,957	0.55%	8.85%
2024	24,530	78.1122	1,916,066	0.61	14.73
2023	26,814	68.0832	1,823,866	1.13	16.45
2022	27,627	58.4647	1,613,872	0.46	(13.73)
2021	28,522	67.7694	1,932,934	0.98	23.18
001
2025	—	30.0838	5	3.18	17.19
2024	—	25.6713	4	3.98	17.76
2023	—	21.7992	4	0.03	20.76
2022	139	18.0513	2,480	1.79	(15.40)
2021	123	21.3365	2,625	1.90	26.69
SSI
2025	21,150	55.1006	1,165,354	1.39	12.64
2024	21,969	48.9194	1,074,688	1.16	11.15
2023	18,601	44.0112	817,748	1.11	16.76
2022	19,216	37.6945	723,143	0.90	(20.64)
2021	20,071	47.4956	953,279	0.83	14.50
D55
2025	32,153	72.8228	2,341,397	1.12	12.37
2024	32,566	64.8079	2,110,505	0.90	10.89
2023	33,922	58.4449	1,982,018	0.90	16.33
2022	34,108	50.2407	1,711,193	0.62	(20.89)
2021	36,356	63.5056	2,308,774	0.56	14.18
S61
2025	—	49.1330	15	1.11	18.21
2024	—	41.5626	13	1.15	6.21
2023	—	39.1330	12	1.14	14.95
2022	—	34.0439	10	0.03	(15.80)
2021	—	40.4338	—	0.01	30.50
D18
2025	22,997	53.2336	1,224,204	0.69	10.07
2024	24,008	48.3640	1,161,110	0.77	12.62
2023	14,034	42.9463	602,031	0.80	18.31
2022	15,229	36.2995	552,178	0.78	(14.08)
2021	18,446	42.2466	779,284	0.61	25.88
DTG
2025	18,061	131.6258	2,377,312	—	28.16
2024	17,207	102.7040	1,767,192	—	25.74
2023	16,573	81.6791	1,352,415	—	59.42
2022	14,556	51.2353	744,938	—	(46.39)
2021	13,326	95.5649	1,273,538	—	12.93
DSI
2025	1,666,664	77.0825	128,476,753	1.01	17.53
2024	1,953,000	65.5848	128,092,273	1.17	24.66
2023	2,102,086	52.6104	110,515,830	1.43	25.93
2022	2,188,944	41.7782	91,345,871	1.30	(18.32)
2021	2,617,017	51.1473	133,857,543	1.15	28.41

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
	Units	Unit Value lowest to highest[3,4]	Net Assets	Investment Income Ratio[1]	Total Return[2]
DCA
2025	83,812	$79.0664	$6,626,685	0.36%	10.07%
2024	84,572	71.8314	6,074,924	0.42	12.81
2023	89,048	63.6766	5,670,215	0.72	20.97
2022	89,797	52.6389	4,724,416	0.67	(18.06)
2021	90,561	64.2447	5,818,282	0.44	27.13
DSC
2025	830	43.6406	36,209	0.65	10.99
2024	795	39.3209	31,251	0.66	4.62
2023	780	37.5855	29,213	0.33	9.28
2022	732	34.3932	25,109	—	(16.62)
2021	712	41.2488	29,347	0.20	16.46
DGI
2025	1,198	85.3752	102,270	0.45	16.83
2024	1,197	73.0746	87,479	0.55	22.73
2023	1,202	59.5429	71,482	0.66	26.68
2022	1,195	47.0009	56,092	0.80	(14.82)
2021	1,193	55.1764	65,828	0.48	25.63
FVI
2025	16,935	64.5539	1,093,257	1.77	15.20
2024	15,863	56.0341	888,856	1.85	15.92
2023	14,726	48.3384	710,833	1.75	21.53
2022	12,913	39.7753	513,042	1.26	(17.94)
2021	11,679	48.4714	566,088	0.94	18.26
FCN
2025	84,526	200.2497	16,925,267	0.14	21.48
2024	87,711	164.8410	14,457,585	0.19	33.79
2023	88,006	123.2078	10,837,884	0.51	33.45
2022	88,780	92.3245	8,190,918	0.51	(26.31)
2021	89,563	125.2922	11,220,965	0.06	27.83
F24
2025	4,286	138.8359	596,798	—	21.19
2024	4,605	114.5565	528,901	0.04	33.45
2023	6,464	85.8430	552,751	0.26	33.12
2022	6,803	64.4874	436,764	0.26	(26.49)
2021	7,056	87.7234	620,084	0.03	27.51
FEI
2025	224,540	44.1171 to 84.9725	12,149,236	1.84	19.02
2024	230,292	37.0672 to 71.3939	10,447,007	1.81	15.35
2023	238,055	32.1351 to 61.8944	9,317,031	1.96	10.65
2022	239,773	29.0427 to 55.9383	8,491,857	1.92	(4.96)
2021	240,391	30.5578 to 58.8564	8,975,045	1.92	24.89

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
	Units	Unit Value lowest to highest[3,4]	Net Assets	Investment Income Ratio[1]	Total Return[2]
FF1
2025	12,002	$29.8164	$357,862	3.09%	11.87%
2024	12,256	26.6521	326,655	3.08	6.52
2023	15,378	25.0206	384,472	3.73	10.95
2022	15,891	22.5510	357,848	2.17	(14.60)
2021	17,258	26.4057	455,706	1.23	7.69
FF2
2025	23,655	31.8924	754,393	2.78	13.33
2024	32,737	28.1418	921,265	2.68	7.71
2023	38,159	26.1270	996,675	3.26	12.40
2022	38,601	23.2447	895,662	2.11	(15.69)
2021	51,046	27.5699	1,407,332	1.34	9.47
FF3
2025	102,821	37.3164	3,836,921	2.35	15.52
2024	90,330	32.3035	2,917,984	2.16	9.41
2023	110,014	29.5255	3,247,352	2.48	14.70
2022	108,256	25.7417	2,783,318	1.90	(16.87)
2021	113,345	30.9661	3,509,859	1.06	12.37
FVG
2025	6,026	77.6352	467,800	1.54	21.50
2024	6,697	63.8966	427,926	1.56	22.21
2023	6,194	52.2826	323,593	1.56	18.72
2022	7,210	44.0390	316,886	1.87	(4.95)
2021	6,423	46.3322	297,599	2.55	25.95
FGP
2025	14,591	155.6728	2,271,479	0.30	14.90
2024	13,895	135.4873	1,882,552	0.00	30.39
2023	13,103	103.9095	1,359,713	0.14	36.24
2022	11,457	76.2716	873,213	0.54	(24.46)
2021	502	100.9634	50,708	—	23.21
F99
2025	65,143	119.3298	7,778,019	0.05	14.61
2024	72,870	104.1191	7,591,162	—	30.07
2023	78,616	80.0459	6,288,392	—	35.89
2022	70,796	58.9057	4,165,763	0.33	(24.64)
2021	82,638	78.1700	6,462,797	—	22.90
FHI
2025	9,338	33.1674	309,701	6.46	10.36
2024	9,620	30.0534	289,110	6.39	8.97
2023	8,727	27.5790	239,873	5.93	10.48
2022	8,929	24.9637	222,287	5.36	(11.37)
2021	8,216	28.1678	231,419	4.69	4.41
FIP
2025	522	130.9861	68,154	1.16	17.78
2024	537	111.2166	59,533	1.30	24.90
2023	541	89.0458	47,965	1.49	26.19
2022	550	70.5631	38,642	1.44	(18.21)
2021	427	86.2762	36,594	1.28	28.58

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
	Units	Unit Value lowest to highest[3,4]	Net Assets	Investment Income Ratio[1]	Total Return[2]
FIG
2025	824,363	$31.7583	$26,180,356	3.45%	7.22%
2024	1,139,485	29.6186	33,749,962	3.57	1.79
2023	1,046,759	29.0980	30,434,352	2.53	6.20
2022	1,133,986	27.3984	31,039,422	2.12	(12.96)
2021	1,256,057	31.4779	39,538,077	1.98	(0.61)
FMC
2025	61,700	54.3530	3,353,595	0.44	11.75
2024	61,346	48.6368	2,983,700	0.55	17.49
2023	61,174	41.3958	2,530,612	0.60	15.08
2022	61,742	35.9727	2,218,874	0.51	(14.74)
2021	64,564	42.1934	2,724,199	0.58	25.60
FM8
2025	3,736,204	14.3836	53,732,964	4.00	4.03
2024	2,756,783	13.8263	38,109,182	4.88	5.00
2023	2,894,416	13.1679	38,083,472	4.69	4.79
2022	2,855,433	12.5657	35,842,023	1.60	1.36
2021	1,960,206	12.3970	24,294,683	0.01	0.01
FOF
2025	33,975	39.4399	1,339,965	1.60	20.39
2024	37,988	32.7600	1,244,471	4.34	5.05
2023	11,155	31.1843	347,245	1.09	20.51
2022	10,605	25.8778	274,022	1.10	(24.48)
2021	10,625	34.2680	364,102	0.52	19.70
F91
2025	7,852	47.7446	374,901	1.58	20.05
2024	7,963	39.7694	316,673	1.54	4.81
2023	6,739	37.9456	254,167	0.87	20.22
2022	5,929	31.5634	186,087	0.86	(24.68)
2021	5,893	41.9065	246,937	0.35	19.39
FE3
2025	25,280	37.3014	942,979	1.86	37.47
2024	23,874	27.1350	647,823	1.80	6.10
2023	22,503	25.5761	575,033	—	10.08
2022	20,290	23.2348	471,039	2.16	(8.17)
2021	18,561	25.3010	469,610	0.73	4.44
TFS
2025	935	31.6896	29,649	3.26	29.51
2024	8,079	24.4697	197,710	2.57	(0.79)
2023	8,689	24.6657	213,765	3.40	21.09
2022	8,805	20.3694	178,987	3.31	(7.39)
2021	8,994	21.9938	197,832	2.11	4.44
T20
2025	22,611	42.4613	961,461	2.35	29.19
2024	24,969	32.8663	821,676	2.45	(1.00)
2023	26,031	33.1974	863,982	3.64	20.76
2022	16,098	27.4912	442,803	3.05	(7.61)
2021	16,419	29.7541	489,482	1.86	4.16

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
	Units	Unit Value lowest to highest[3,4]	Net Assets	Investment Income Ratio[1]	Total Return[2]
TSF
2025	116,422	$51.7880	$6,029,138	1.10%	24.16%
2024	120,218	41.7118	5,014,424	1.17	5.70
2023	123,182	39.4613	4,859,231	3.51	21.23
2022	120,963	32.5496	3,935,170	0.51	(11.32)
2021	118,841	36.7046	4,361,925	1.32	5.26
F56
2025	—	47.5066	—	0.59	23.83
2024	—	38.3656	4	0.77	5.40
2023	3	36.3988	75	2.81	21.01
2022	6	30.0794	150	0.15	(11.50)
2021	8	33.9892	269	0.92	4.87
FSS
2023	—	34.0576	—	—	13.73
2022	177	29.9465	5,207	2.19	(7.15)
2021	169	32.2542	5,454	3.07	19.52
FSC
2025	216	60.4073	13,031	—	2.70
2024	202	58.8174	11,875	—	11.31
2023	195	52.8397	10,230	—	27.12
2022	172	41.5655	7,132	—	(33.52)
2021	162	62.5239	10,105	—	10.25
FRE
2025	3,329	18.2978	60,899	1.48	8.22
2024	4,042	16.9081	68,336	2.00	0.03
2023	4,387	16.9032	74,141	2.87	11.68
2022	5,237	15.1356	78,988	2.41	(25.92)
2021	6,154	20.4317	125,733	1.04	27.20
G31
2025	527	90.0210	47,455	0.70	15.75
2024	770	77.7738	59,915	0.55	28.32
2023	1,253	60.6080	73,496	0.61	23.81
2022	1,712	48.9536	82,381	0.73	(19.74)
2021	2,115	60.9929	129,034	0.99	29.41

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
	Units	Unit Value lowest to highest[3,4]	Net Assets	Investment Income Ratio[1]	Total Return[2]
V15
2025	84,268	$62.2154	$5,242,784	—%	11.66%
2024	85,171	55.7167	4,745,425	—	34.89
2023	86,199	41.3059	3,557,070	—	40.93
2022	87,465	29.3105	2,561,361	—	(31.11)
2021	88,565	42.5485	3,768,293	—	11.93
VCP
2025	13,592	65.8580	895,167	1.66	17.44
2024	13,711	56.0758	768,883	1.49	15.18
2023	25,176	48.6869	1,224,547	1.86	12.36
2022	25,465	43.3318	1,102,641	1.59	1.12
2021	26,944	42.8504	1,154,575	1.87	33.36
A39
2025	1,404	77.8266	109,287	0.67	16.17
2024	1,399	66.9956	93,706	0.47	25.61
2023	4,058	53.3373	216,049	0.75	23.36
2022	3,996	43.2361	172,518	0.93	(20.55)
2021	3,935	54.4171	214,131	0.69	27.74
IB1
2025	40,604	63.1399	2,563,720	1.08	15.62
2024	66,947	54.6116	3,656,068	1.45	16.00
2023	71,829	47.0793	3,379,906	1.80	12.66
2022	59,353	41.7883	2,478,859	1.70	(5.75)
2021	59,212	44.3385	2,625,381	1.63	28.51
A21
2025	8,396	51.4267	431,751	1.46	16.50
2024	8,497	44.1435	375,075	1.73	0.62
2023	9,386	43.8721	411,442	0.20	18.15
2022	9,464	37.1341	351,213	1.72	(18.31)
2021	9,530	45.4547	433,181	0.99	5.89
A22
2025	12,673	49.5304	627,717	0.32	9.19
2024	13,283	45.3610	602,524	0.35	17.07
2023	12,393	38.7479	478,645	0.30	14.47
2022	13,147	33.8510	443,846	0.37	(14.26)
2021	12,420	39.4811	490,345	0.47	23.24
I76
2025	15,293	39.9893	611,543	—	8.05
2024	2,832	37.0112	104,820	0.14	18.09
2023	2,764	31.3412	86,619	—	16.57
2022	2,172	26.8851	58,296	—	(20.51)
2021	1,837	33.8204	62,128	0.18	20.40

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
	Units	Unit Value lowest to highest[3,4]	Net Assets	Investment Income Ratio[1]	Total Return[2]
MVP
2025	6,089	$44.1704	$269,024	0.84%	6.50%
2024	5,620	41.4760	233,171	0.97	13.11
2023	5,876	36.6702	215,060	1.16	11.40
2022	5,376	32.9187	176,663	1.26	(5.56)
2021	6,786	34.8571	236,582	0.46	19.73
JM7
2025	3,653	16.9205	61,859	3.78	7.40
2024	3,348	15.7543	52,780	0.25	1.72
2023	211,405	15.4878	3,274,087	3.68	5.91
2022	217,388	14.6240	3,173,391	1.96	(12.58)
2021	222,335	16.7277	3,719,169	1.12	(1.35)
J43
2025	300	65.8473	19,775	0.65	10.27
2024	298	59.7148	17,768	0.82	11.71
2023	298	53.4555	15,901	1.38	13.10
2022	289	47.2640	13,603	0.44	(19.35)
2021	288	58.6051	16,852	1.16	21.38
J32
2025	7,107	109.5886	778,881	0.48	14.54
2024	6,921	95.6779	662,227	0.53	23.98
2023	7,182	77.1689	553,912	1.59	27.16
2022	7,201	60.6858	436,789	0.52	(18.69)
2021	7,449	74.6394	555,982	0.74	29.34
LRI
2025	52,106	34.6932	1,814,139	2.82	42.12
2024	105,534	24.4111	2,580,717	3.29	7.68
2023	149,947	22.6694	3,400,876	5.10	22.61
2022	165,110	18.4887	3,053,526	3.53	(14.96)
2021	178,813	21.7410	3,891,598	1.84	5.80
MD8
2025	7,244,306	11.9190 to 15.9689	115,657,432	3.79	3.85
2024	7,291,872	11.4768 to 15.3764	112,097,594	4.73	4.84
2023	7,455,956	10.9466 to 14.6662	108,813,352	4.50	4.58
2022	6,674,319	10.4668 to 14.0233	93,249,536	1.17	1.17
2021	6,209,795	10.3456 to 13.8609	86,050,260	0.00	0.00

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
	Units	Unit Value lowest to highest[3,4]	Net Assets	Investment Income Ratio[1]	Total Return[2]
MVP
2025	6,089	$44.1704	$269,024	0.84%	6.50%
2024	5,620	41.4760	233,171	0.97	13.11
2023	5,876	36.6702	215,060	1.16	11.40
2022	5,376	32.9187	176,663	1.26	(5.56)
2021	6,786	34.8571	236,582	0.46	19.73
JM7
2025	3,653	16.9205	61,859	3.78	7.40
2024	3,348	15.7543	52,780	0.25	1.72
2023	211,405	15.4878	3,274,087	3.68	5.91
2022	217,388	14.6240	3,173,391	1.96	(12.58)
2021	222,335	16.7277	3,719,169	1.12	(1.35)
J43
2025	300	65.8473	19,775	0.65	10.27
2024	298	59.7148	17,768	0.82	11.71
2023	298	53.4555	15,901	1.38	13.10
2022	289	47.2640	13,603	0.44	(19.35)
2021	288	58.6051	16,852	1.16	21.38
J32
2025	7,107	109.5886	778,881	0.48	14.54
2024	6,921	95.6779	662,227	0.53	23.98
2023	7,182	77.1689	553,912	1.59	27.16
2022	7,201	60.6858	436,789	0.52	(18.69)
2021	7,449	74.6394	555,982	0.74	29.34
LRI
2025	52,106	34.6932	1,814,139	2.82	42.12
2024	105,534	24.4111	2,580,717	3.29	7.68
2023	149,947	22.6694	3,400,876	5.10	22.61
2022	165,110	18.4887	3,053,526	3.53	(14.96)
2021	178,813	21.7410	3,891,598	1.84	5.80
MD8
2025	7,244,306	11.9190 to 15.9689	115,657,432	3.79	3.85
2024	7,291,872	11.4768 to 15.3764	112,097,594	4.73	4.84
2023	7,455,956	10.9466 to 14.6662	108,813,352	4.50	4.58
2022	6,674,319	10.4668 to 14.0233	93,249,536	1.17	1.17
2021	6,209,795	10.3456 to 13.8609	86,050,260	0.00	0.00

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
	Units	Unit Value lowest to highest[3],[4]	Net Assets	Investment Income Ratio[1]	Total Return[2]
M07
2025	240,577	$24.3060	$5,847,453	2.74%	11.16%
2024	236,021	21.8651	5,160,613	2.46	7.75
2023	253,575	20.2920	5,143,298	2.06	10.44
2022	254,394	18.3733	4,670,054	1.72	(9.58)
2021	266,716	20.3204	5,419,782	1.83	14.12
M35
2025	150,990	23.5745	3,559,510	2.53	10.91
2024	156,508	21.2546	3,326,506	2.36	7.46
2023	139,780	19.7790	2,753,406	1.20	10.22
2022	349,892	17.9454	6,256,158	1.48	(9.84)
2021	349,982	19.9038	6,965,976	1.63	13.84
M31
2024	—	62.4372	—	—	31.47
2023	24,314	47.4932	1,154,603	—	35.86
2022	25,580	34.9567	892,447	—	(31.63)
2021	26,270	51.1322	1,343,250	—	23.53
M80
2025	15,829	67.7439	1,072,295	—	11.90
2024	17,085	60.5372	1,034,268	—	31.15
2023	18,041	46.1583	830,910	—	35.51
2022	31,403	34.0631	1,067,334	—	(31.80)
2021	31,158	49.9496	1,556,337	—	23.24
MF1
2025	64,939	47.9471	3,113,649	—	3.66
2024	76,722	46.2525	3,548,591	—	14.72
2023	70,809	40.3170	2,851,214	—	21.32
2022	70,264	33.2315	2,332,324	—	(28.70)
2021	66,810	46.6065	3,113,777	—	14.11
M41
2025	4,031	47.1737	190,165	—	3.40
2024	4,473	45.6228	204,048	—	14.44
2023	4,255	39.8644	168,553	—	20.97
2022	10,432	32.9534	341,532	—	(28.79)
2021	13,997	46.2781	647,774	—	13.88
M42
2025	2,257	26.8407	60,574	—	12.56
2024	2,976	23.8460	70,960	—	6.44
2023	2,197	22.4042	48,862	—	14.25
2022	3,913	19.6092	75,626	—	(29.99)
2021	10,513	28.0111	294,492	—	1.57
M06
2025	194,658	13.5445	2,636,562	4.42	7.17
2024	201,143	12.6382	2,542,110	4.34	2.55
2023	258,232	12.3242	3,157,795	3.18	7.38
2022	284,550	11.4772	3,245,797	2.71	(13.93)
2021	313,385	13.3355	4,179,155	2.61	(0.81)

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
	Units	Unit Value lowest to highest[3,4]	Net Assets	Investment Income Ratio[1]	Total Return[2]
M33
2025	—	$50.1797	$11	2.13%	12.85%
2024	6	44.4657	280	1.06	18.87
2023	9	37.4063	276	—	22.42
2022	122	30.5561	3,591	0.32	(17.21)
2021	381	36.9083	14,052	0.52	24.80
M44
2025	34,217	21.5426	737,123	3.04	15.01
2024	41,435	18.7312	776,134	2.32	11.66
2023	41,231	16.7751	690,516	3.56	(2.11)
2022	42,330	17.1363	724,243	2.40	0.76
2021	42,896	17.0079	729,579	1.77	14.09
M40
2025	1,604	20.9419	33,580	2.74	14.76
2024	1,619	18.2487	29,536	2.13	11.34
2023	1,544	16.3894	25,276	3.40	(2.33)
2022	1,473	16.7805	24,690	2.25	0.48
2021	1,403	16.7005	23,434	1.59	13.82
M83
2025	224,329	39.0741	8,765,478	1.70	13.01
2024	297,748	34.5749	10,294,626	1.65	11.61
2023	342,267	30.9777	10,592,921	1.56	7.93
2022	400,310	28.7012	11,481,798	1.46	(5.91)
2021	378,951	30.5032	11,559,259	1.32	25.45
M08
2025	30,400	27.0767	823,141	1.26	12.77
2024	63,812	24.0114	1,532,229	1.48	11.35
2023	68,547	21.5631	1,471,805	0.84	7.63
2022	113,122	20.0339	2,257,362	1.23	(6.14)
2021	114,651	21.3451	2,447,232	1.22	25.16
MB6
2022	—	45.9988	—	—	(16.00)
2021	—	54.7633	—	1.47	29.53
MB7
2025	3,827	90.8863	347,828	0.76	15.82
2024	4,000	78.4736	313,911	0.79	25.18
2023	4,174	62.6899	260,995	1.01	28.20
2022	4,589	48.8993	223,922	0.83	(16.20)
2021	5,566	58.3552	324,785	0.90	29.18
MC0
2025	60,074	22.9478	1,378,550	1.60	7.56
2024	341,240	21.3344	7,280,144	3.94	3.00
2023	338,927	20.7127	7,016,091	3.97	9.11
2022	343,815	18.9831	6,519,061	3.42	(16.36)
2021	343,416	22.6953	7,793,919	2.88	(1.40)
MA0
2025	3,542	24.8103	87,883	4.41	7.30
2024	3,556	23.1213	82,213	3.69	2.70
2023	4,304	22.5132	94,874	2.43	8.89
2022	8,946	20.6747	183,368	3.11	(16.62)
2021	9,254	24.7965	229,475	1.37	(1.66)

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
	Units	Unit Value lowest to highest[3,4]	Net Assets	Investment Income Ratio[1]	Total Return[2]
MC1
2025	4,124	$57.2462	$236,109	0.11%	12.22%
2024	40,619	51.0116	2,072,063	0.43	19.87
2023	46,359	42.5553	1,970,987	0.33	22.79
2022	44,895	34.6563	1,552,248	0.09	(17.48)
2021	48,208	41.9997	2,024,721	0.29	25.05
MC3
2025	22,262	23.7157	527,965	2.14	33.65
2024	24,944	17.7450	442,633	2.42	11.61
2023	25,345	15.8990	402,297	1.47	10.90
2022	24,165	14.3369	345,993	3.99	(19.72)
2021	25,116	17.8581	448,518	0.49	(6.75)
MC6
2025	14,264	105.7249	1,508,079	0.35	7.68
2024	13,385	98.1849	1,314,184	0.35	11.07
2023	12,568	88.4026	1,110,016	0.15	20.99
2022	11,241	73.0681	820,578	0.19	(19.11)
2021	10,220	90.3289	922,992	0.09	18.52
MC9
2025	53,362	58.7403	3,134,495	0.69	16.07
2024	55,903	50.6094	2,829,215	0.82	14.95
2023	60,729	44.0274	2,671,043	0.60	18.97
2022	82,152	37.0077	3,036,546	0.31	(17.88)
2021	77,427	45.0659	3,489,301	0.35	18.20
M96
2025	254,027	27.4263	6,966,363	4.58	6.99
2024	306,858	25.6344	7,865,494	3.74	0.77
2023	279,711	25.4374	7,112,306	1.50	4.15
2022	290,955	24.4248	7,091,616	2.07	(12.26)
2021	297,912	27.8366	8,292,182	2.17	(1.89)
MD2
2025	—	18.9005	2	4.60	6.63
2024	—	17.7246	2	3.74	0.53
2023	—	17.6315	2	1.66	3.86
2022	—	16.9769	2	2.13	(12.45)
2021	—	19.3907	2	0.00	(2.14)
MA6
2025	195,567	18.1146	3,542,625	6.88	8.65
2024	174,225	16.6732	2,904,892	6.13	6.92
2023	180,305	15.5934	2,810,754	5.63	12.41
2022	200,707	13.8721	2,782,117	5.20	(10.51)
2021	235,735	15.5021	3,654,395	4.67	3.49

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
	Units	Unit Value lowest to highest[3,4]	Net Assets	Investment Income Ratio[1]	Total Return[2]
MA3
2025	1,253	$41.3750	$51,831	6.36%	8.47%
2024	1,585	38.1433	60,440	6.18	6.53
2023	2,183	35.8059	77,887	4.41	12.48
2022	2,631	31.8325	82,929	6.10	(10.78)
2021	5,335	35.6791	190,347	3.75	3.08
M97
2025	50,824	39.4591	2,005,455	0.93	21.12
2024	49,475	32.5797	1,611,865	0.89	9.00
2023	75,469	29.8891	2,253,416	1.09	14.72
2022	77,344	26.0543	2,013,525	0.59	(14.95)
2021	84,168	30.6356	2,578,527	0.51	9.27
MD5
2025	39,156	58.2435	2,280,598	0.74	20.81
2024	39,709	48.2117	1,914,414	0.95	8.76
2023	6,145	44.3280	270,911	0.47	14.39
2022	15,009	38.7503	576,403	0.41	(15.18)
2021	42,172	45.6864	1,926,696	0.39	8.99
M98
2025	132,581	38.8338	5,148,620	1.54	33.26
2024	142,510	29.1420	4,153,016	1.29	7.25
2023	175,650	27.1728	4,768,221	0.72	17.66
2022	179,760	23.0952	4,146,056	0.77	(23.56)
2021	186,800	30.2127	5,643,716	0.24	10.55
MD6
2025	593	71.3098	42,261	0.27	9.90
2024	574	64.8860	37,240	0.36	16.27
2023	564	55.8083	31,457	0.33	24.01
2022	927	45.0044	41,650	0.10	(19.26)
2021	925	55.7385	51,575	0.25	25.97
MB3
2025	3,898	85.9228	334,917	0.02	9.61
2024	4,119	78.3931	322,903	0.13	15.98
2023	4,215	67.5915	283,111	0.02	23.70
2022	11,581	54.6394	630,002	—	(19.45)
2021	10,690	67.8303	725,106	0.03	25.66

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
	Units	Unit Value lowest to highest[3,4]	Net Assets	Investment Income Ratio[1]	Total Return[2]
ME2
2025	60,270	$38.1818	$2,301,219	1.53%	22.05%
2024	88,259	31.2833	2,761,035	1.60	3.09
2023	93,308	30.3452	2,830,259	1.09	13.01
2022	96,084	26.8508	2,577,188	0.02	(0.18)
2021	97,803	32.5775	3,186,174	0.84	11.57
MA7
2025	827	24.4017	20,184	4.06	7.09
2024	963	22.7863	21,938	3.87	22.79
2023	1,032	22.1412	22,709	1.58	22.14
2022	2,098	20.6225	43,074	3.10	(13.85)
2021	1,864	23.9371	44,616	2.91	0.10
MB8
2025	56,897	42.5995 to 77.3895	2,471,507	1.02	5.76
2024	59,755	40.2813 to 73.1779	2,616,081	0.98	4.95
2023	56,994	38.3814 to 69.7265	2,356,683	0.79	18.96
2022	58,478	32.2649 to 58.6148	2,060,110	0.74	(18.37)
2021	65,102	39.5276 to 71.8089	2,896,525	0.88	29.64
MF6
2025	97,063	67.8773	6,589,782	1.73	3.53
2024	89,747	65.5652	5,885,630	2.08	(2.69)
2023	92,171	67.3771	6,207,386	0.86	11.46
2022	97,188	60.4515	5,871,156	1.58	(26.94)
2021	99,763	82.7388	8,255,900	1.46	30.12
MF2
2025	171,474	15.0942	2,588,140	1.25	5.83
2024	1,114,979	14.2628	15,902,635	3.87	5.30
2023	1,095,723	13.5453	14,836,619	1.57	6.08
2022	1,144,679	12.7689	14,601,658	1.98	(4.14)
2021	1,174,050	13.3198	15,638,023	2.22	0.16

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
	Units	Unit Value lowest to highest[3,4]	Net Assets	Investment Income Ratio[1]	Total Return[2]
MG3
2025	72,875	$45.3251	$3,303,540	1.03%	5.98%
2024	82,001	42.7686	3,507,503	1.26	13.75
2023	85,183	37.5996	3,201,345	1.69	12.73
2022	97,717	33.3549	3,256,524	0.97	(8.79)
2021	102,959	36.5674	3,765,341	0.81	30.99
VMG
2025	2,412	100.9558	243,477	0.44	12.58
2024	2,169	89.6748	194,510	—	41.83
2023	1,944	63.2269	122,816	—	44.34
2022	3,075	43.8043	134,595	—	(62.96)
2021	2,723	118.2712	321,978	—	(11.06)
NMC
2025	584	90.8748	53,049	—	5.45
2024	599	86.1786	51,578	—	24.02
2023	620	69.4874	42,866	—	18.15
2022	633	58.8151	37,121	—	(28.73)
2021	650	82.5286	53,653	—	12.99
NSE
2025	1,022	23.9234	24,438	—	13.74
2024	995	21.0331	20,934	0.23	25.84
2023	988	16.7137	16,462	0.36	26.90
2022	943	13.1710	12,391	0.44	(18.45)
2021	913	16.1512	14,739	0.39	23.48
O01
2025	36,017	79.2775	2,855,488	—	12.80
2024	39,456	70.2841	2,773,237	—	34.16
2023	41,060	52.3875	2,151,038	—	35.38
2022	43,009	38.6980	1,663,801	—	(30.78)
2021	43,289	55.9078	2,420,255	—	22.57
O00
2025	2,032	17.9524	36,477	—	4.79
2024	2,092	17.1320	35,838	—	24.23
2023	9,497	13.7903	130,741	—	13.15
2022	9,477	12.1876	115,333	—	(30.98)
2021	9,426	17.6584	166,443	—	19.10

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
	Units	Unit Value lowest to highest[3,4]	Net Assets	Investment Income Ratio[1]	Total Return[2]
OGS
2025	55,392	$69.0913	$3,827,209	—%	15.32%
2024	55,605	59.9117	3,331,494	—	16.07
2023	58,663	51.6183	3,021,844	0.23	34.73
2022	61,663	38.3111	2,357,585	—	(31.76)
2021	56,582	56.1456	3,176,903	—	15.49
OSC
2025	27,990	72.8885	2,040,095	0.41	8.70
2024	34,094	67.0549	2,286,142	—	12.68
2023	33,597	59.5068	1,998,037	1.19	18.13
2022	32,174	50.3745	1,618,876	0.53	(15.83)
2021	33,552	59.8512	2,008,118	0.38	22.55
P10
2025	126,288	11.7297	1,481,320	2.91	18.79
2024	123,832	9.8740	1,222,716	2.27	4.16
2023	109,642	9.4797	1,037,893	15.85	(7.85)
2022	101,120	10.2877	1,038,942	21.36	8.61
2021	104,903	9.4717	993,606	4.36	33.34
PK8
2025	103,541	26.1553 to 52.4092	2,707,241	6.90	14.98
2024	113,158	22.7482 to 45.5822	2,573,345	6.72	7.53
2023	30,810	21.1551 to 42.3899	650,396	5.70	11.11
2022	29,286	19.0394 to 38.1506	556,319	4.80	(15.71)
2021	27,996	22.5885 to 45.2622	631,576	4.40	(2.56)
P06
2025	625,115	24.6484	15,408,109	3.34	7.85
2024	561,630	22.8548	12,835,948	2.62	2.13
2023	643,328	22.3777	14,389,981	2.97	3.67
2022	685,031	21.5854	14,773,264	6.81	(11.90)
2021	542,285	24.5021	13,286,585	4.97	5.59
P07
2025	1,553,828	24.8781	38,629,912	4.08	8.89
2024	1,682,109	22.8472	38,407,267	4.03	2.53
2023	1,570,795	22.2825	34,949,315	3.57	5.93
2022	1,508,392	21.0347	31,674,146	2.59	(14.30)
2021	1,559,476	24.5445	38,250,596	1.82	(1.27)
SCP
2025	30,682	36.7095	1,126,397	1.51	8.93
2024	42,758	33.6995	1,441,014	1.21	3.40
2023	43,463	32.5899	1,413,994	0.88	25.93
2022	44,907	25.8803	1,160,580	0.42	(9.20)
2021	49,517	28.5010	1,411,345	1.48	28.82
R03[6]
2023	—	71.9076	—	—	53.22
2022	486	46.9311	22,799	—	(34.14)
2021	492	71.2609	35,078	—	25.54

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
	Units	Unit Value lowest to highest[3,4]	Net Assets	Investment Income Ratio[1]	Total Return[2]
307
2025	238,654	$85.9263 to $117.3822	$23,606,551	—%	18.74%
2024	273,098	72.3677 to 98.8601	22,450,933	—	35.51
2023	324,736	53.4032 to 72.9530	19,580,043	—	49.29
2022	385,765	35.7717 to 48.8670	15,321,767	—	(38.50)
2021	394,352	58.1673 to 79.4611	25,702,042	—	17.62
REI
2025	37,447	71.1693	2,666,100	1.64	14.36
2024	39,257	62.2318	2,443,934	1.74	11.70
2023	51,761	55.7130	2,881,183	2.09	9.54
2022	53,695	50.8606	2,726,734	1.88	(3.34)
2021	54,742	52.6191	2,881,237	1.57	25.55
RNA
2025	599	121.4087	72,682	—	16.30
2024	616	104.3903	64,270	0.08	25.16
2023	641	83.4063	53,221	0.25	28.96
2022	658	64.6744	42,370	—	(21.51)
2021	678	82.3982	55,827	—	20.80
W42
2025	809	42.9083	34,733	—	4.47
2024	846	41.0733	34,742	—	14.18
2023	885	35.9728	31,738	—	21.74
2022	925	29.5501	27,136	—	(33.46)
2021	3,183	44.4113	141,369	0.79	8.90

[1]

These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Account invests.

[2]

Ratio represents the total return for the year indicated and reflects the changes in value of the underlying mutual fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented. The total return calculated for the year indicated or from the effective date through the end of the reporting period.

[3]	These unit values are not a direct calculation of net assets over the number of units allocated to the Sub-Account.
[4]

Due to the timing difference of the launch date of certain VUL products, some Sub-Accounts may have multiple unit values even though these products have no expense charges that result in a direct reduction to unit values.

[5]	Sub-Account AM2 was closed on April 15, 2024 and it’s remaining assets were transferred into Sub-Account MD8.
[6]	Sub-Account R03 is active but has had zero balance since 2023.